As filed with the Securities and Exchange Commission on January 30, 2006 1933 Act File No. 333-97413 1940 Act File No. 811-4015

U.S. SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No.	[ ]

EATON VANCE MUTUAL FUNDS TRUST (Exact name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, MA 02109 (Address of Principal Executive Offices)

(617) 482-8260 (Registrant's Telephone Number)

ALAN R. DYNNER The Eaton Vance Building, 255 State Street, Boston, MA 02109 (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

Title of Securities Being Registered: Shares of Beneficial Interest

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Pursuant to Rule 429, this Registration Statement relates to shares previously registered on Form N-1A (File No. 02-90946).

It is proposed that this filing will become effective on March 1, 2006 pursuant to Rule 488 under the Securities Act of 1933.

PROSPECTUS AND INFORMATION STATEMENT DATED MARCH 1, 2006

Acquisition of the Assets of

EATON VANCE TAX-MANAGED SMALL-CAP GROWTH FUND 1.2

By and In Exchange for Shares of

EATON VANCE TAX-MANAGED SMALL-CAP GROWTH FUND 1.1

The Eaton Vance Building 255 State Street Boston, Massachusetts 02109 (800) 225-6265

This Prospectus and Information Statement is being furnished to shareholders of Eaton Vance Tax-Managed Small-Cap Growth Fund 1.2 (“Small-Cap Growth Fund 1.2”), a series of Eaton Vance Mutual Funds Trust (the “Trust”), which is a Massachusetts business trust, in connection with an Agreement and Plan of Reorganization (the “Plan”). Pursuant to the Plan, Small-Cap Growth Fund 1.2 will receive, in exchange for all of the assets of that Fund, shares of Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1 (“Small-Cap Growth Fund 1.1”), also a series of the Trust, and Small-Cap Growth Fund 1.1 will assume all of Small-Cap Growth Fund 1.2’s liabilities. Following the transfer, Small-Cap Growth Fund 1.1 shares will be distributed to shareholders of the Small-Cap Growth Fund 1.2 in liquidation of the Small-Cap Growth Fund 1.2, and the Small-Cap Growth Fund 1.2 will be terminated. As a result, each shareholder of Small-Cap Growth Fund 1.2 will receive Small-Cap Growth Fund 1.1 shares equal in total value to their holdings in Small-Cap Growth Fund 1.2, in each case calculated as of the close of regular trading on the New York Stock Exchange on the day of the reorganization contemplated by the Plan (“Reorganization”), which is expected to be March 31, 2006.

The investment objective of each Fund is to achieve long-term, after-tax returns for its shareholders through investing in a diversified portfolio of equity securities of small-cap companies. Small-cap companies are companies with market capitalizations comparable to companies included in the Standard & Poor’s SmallCap 600 Index and that have expected growth rates over the long-term that substantially exceed U.S. market averages.

The Board of Trustees of the Trust (the “Trustees”) has determined to merge Small-Cap Growth Fund 1.2 into Small-Cap Growth Fund 1.1 because Small-Cap Growth Fund 1.2 is not large enough to be economically viable and is unlikely to become viable in the foreseeable future as a result of its small asset size and inability to adequately attract new assets. Merging Small-Cap Growth Fund 1.2. into Small-Cap Growth Fund 1.1 would benefit the shareholders of both funds by eliminating redundant fund-level expenses and spreading the surviving fund’s fixed costs over a larger base. Shareholders of Small-Cap Growth Fund 1.2 are not being asked to vote on the Plan or approve the Reorganization.

This Prospectus and Information Statement, which should be retained for future reference, sets forth concisely information about Small-Cap Growth Fund 1.1 that investors should know before the Reorganization. Additional information is contained in the following documents:

*	The Statement of Additional Information (“SAI”) dated March 1, 2006, relating to the Plan, including financial statements, which has been filed with the Securities and Exchange Commission (“SEC”) and is incorporated herein by this reference (that is, it legally forms a part of this Prospectus and Information Statement). The SAI is available without charge upon request by writing to the distributor of Small-Cap Growth
Fund 1.1, Eaton Vance Distributors, Inc. (“EVD”), The Eaton Vance Building, 255 State Street, Boston, MA 02109 or by calling (800) 225-6265.

*	The current prospectus of the Small-Cap Growth Fund 1.1 (“Small-Cap Growth 1.1 Prospectus”), dated May 30, 2005, as supplemented
May 2, 2005, May 30, 2005, July 23, 2005 and December 2, 2005, accompanies this Prospectus and Information Statement, has been filed with the
SEC, and is incorporated herein by this reference.

*	The current prospectus of the Small-Cap Growth Fund 1.2 (“Small-Cap Growth 1.2 Prospectus”), dated May 30, 2005, as supplemented as supplemented May 2, 2005, May 30, 2005, July 23, 2005 and December 2, 2005, has been filed with the SEC, and is incorporated herein by this reference.

*	Each Fund’s current SAI, (i) dated May 30, 2005, as supplemented January 12, 2006 and October 7, 2005, (the “Small-Cap Growth 1.1 SAI” and
and the “Small-Cap Growth 1.2 SAI”, respectively), and (ii) Annual Report to Shareholders dated October 31, 2005 (“Annual Report”) have been filed with the SEC and are incorporated herein by this reference.

You will find and may copy information about each Fund (including the Prospectus, SAI and shareholder reports) at the Securities and Exchange Commission’s public reference room in Washington, D.C. (call 1-202-942-8090 for information on the hours of operation of the public reference room); on the EDGAR Database on the SEC’s Internet site (http://www.sec.gov); or, upon payment of copying fees, by writing to the SEC’s public reference section, Washington, D.C. 20549-0102, or by electronic mail at public@sec.gov

WE ARE NOT ASKING YOU FOR A PROXY OR WRITTEN CONSENT, AND YOU ARE REQUESTED NOT TO SEND TO US A PROXY OR WRITTEN CONSENT.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
Page
SUMMARY ....................................................................................................................................................................	1
The Reorganization ....................................................................................................................................	1
Background for the Reorganization ........................................................................................................	2
Principal Differences Between Small-Cap Growth Fund 1.2 and Small-Cap Growth Fund 1.1 ........	2
Fees and Expenses .....................................................................................................................................	2
Distribution Arrangements .......................................................................................................................	3
Redemption Procedures and Exchange Privileges ................................................................................	3
Tax Consequences .....................................................................................................................................	3
FEES AND EXPENSES ................................................................................................................................................	4
PRINCIPAL RISK FACTORS ...................................................................................................................................	5
THE REORGANIZATION ..........................................................................................................................................	6
Reorganization Plan ...................................................................................................................................	6
Reasons for the Reorganization ..............................................................................................................	7
Description of the Securities to be Issued ............................................................................................	8
Federal Income Tax Considerations ........................................................................................................	9
Capitalization ..............................................................................................................................................	9
Investment Performance ...........................................................................................................................	10
Management’s Discussion of Fund Performance ................................................................................	11
COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES ................................................................	11
COMPARATIVE INFORMATION ON DISTRIBUTION ARRANGEMENTS .................................................	11
SHAREHOLDER SERVICES ....................................................................................................................................	11
COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS ..................................................................	12
General .........................................................................................................................................................	12
Shareholder Liability .................................................................................................................................	12
INFORMATION REGARDING FIVE PERCENT SHARE OWNERSHIP AND
INTERESTS OF AFFILIATED PERSONS ..............................................................................................................	12
Five Percent Holders .................................................................................................................................	12
Shares Held by Officers and Trustees ....................................................................................................	13
Interests of Affiliated Persons .................................................................................................................	13
MISCELLANEOUS ......................................................................................................................................................	13
Eaton Vance ................................................................................................................................................	13
Available Information ...............................................................................................................................	13
Legal Matters .............................................................................................................................................	14
Experts .........................................................................................................................................................	14
FINANCIAL HIGHLIGHTS .......................................................................................................................................	14
APPENDIX A ................................................................................................................................................................	A-1
APPENDIX B ................................................................................................................................................................	B-1
APPENDIX C ................................................................................................................................................................	C-1

-i-

EATON VANCE MUTUAL FUNDS TRUST Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1

The Eaton Vance Building 255 State Street Boston, Massachusetts 02109

PROSPECTUS AND INFORMATION STATEMENT DATED MARCH 1, 2006

SUMMARY

The following is a summary of certain information contained elsewhere in this Prospectus and Information Statement and the Plan and is qualified by reference to the more complete information contained herein as well as the Small-Cap Growth 1.1 Prospectus, which accompanies and is incorporated by reference in this Prospectus and Information Statement and the Small-Cap Growth 1.2 Prospectus, which is incorporated by reference herein. Shareholders should read this entire Prospectus and Information Statement carefully. This summary is not intended to be a complete statement of all material features of the Reorganization and is qualified in its entirety by reference to the full text of this Prospectus and Information Statement and the documents referred to herein.

The form of the Plan is attached to this Prospectus and Information Statement as Appendix A. The transactions contemplated by the Plan (collectively, the “Reorganization”) are described herein.

The Reorganization

The Trustees of the Trust (including a majority of those Trustees who are not “interested persons,” as defined in the Investment Company Act of 1940, as amended (“1940 Act”) (“Independent Trustees”)) have approved the Plan, pursuant to which Small-Cap Growth Fund 1.2 will transfer all of its assets to Small-Cap Growth Fund 1.1 in exchange for the assumption by Small-Cap Growth Fund 1.1 of all of Small-Cap Growth Fund 1.2’s liabilities and the issuance to Small-Cap Growth Fund 1.2 of Small-Cap Growth Fund 1.1 shares equal to the value of the assets transferred less the liabilities assumed. Small-Cap Growth Fund 1.2 will then distribute to its shareholders the Small-Cap Growth Fund 1.1 shares received in exchange for all outstanding Small-Cap Growth Fund 1.2 shares, and Small-Cap Growth Fund 1.2 will be dissolved.

Each shareholder of the Small-Cap Growth Fund 1.2 will receive the number of full and fractional shares of Small-Cap Growth Fund 1.1 equal in value to that shareholder’s shares of Small-Cap Growth Fund 1.2 as of the closing date of the Reorganization, which is expected to be March 31, 2006 (“Closing Date”). Each Small-Cap Growth Fund 1.2 shareholder will receive Small-Cap Growth Fund 1.1 shares of a Class corresponding to the Class of Small-Cap Growth Fund 1.2 shares previously held.

At or prior to the Closing Date, Small-Cap Growth Fund 1.2 shall declare a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders’ all of its investment company taxable income and all of its net capital gains, if any, realized (after reduction for any available capital loss carry-forwards) for the taxable period ending at the Closing Date. The Trustees of the Trust, including the Independent Trustees, determined that the Reorganization is in the best interests of the Funds and that the interests of the Funds’ shareholders will not be diluted as a result of the Reorganization.

Background for the Reorganization

In approving the Plan, the Trustees of the Trust considered a number of factors, including the proposed terms of the Reorganization. The Trustees considered that combining the Funds should produce additional economies of scale, which should help reduce costs per share and, as a result, potentially increase the investment return to Small-Cap Growth Fund 1.2 shareholders. Moreover, the Trustees considered that, in light of the Small-Cap Growth Fund 1.2’s small size and poor prospects for growth in the longer-term, it was not economically viable for Eaton Vance Management (“Eaton Vance”) to sponsor and manage the Small-Cap Growth Fund 1.2 in the longer-term. Finally, the Trustees considered possible alternatives to the Reorganization, including possible liquidation of Small-Cap Growth Fund 1.2, and determined that the Reorganization was the best available solution for addressing the poor prospects for longer-term viability. In particular, the Trustees concluded that the merger of Small-Cap Growth Fund 1.2 into Small-Cap Growth Fund 1.1 would permit Small-Cap Growth Fund 1.2 shareholders to continue a substantially identical investment in an expected tax-free transaction and with likely lower internal ongoing costs.

Principal Differences Between Small-Cap Growth Fund 1.2 and Small-Cap Growth Fund 1.1

Both Small-Cap Growth Fund 1.1 and Small-Cap Growth Fund 1.2 are “feeder” funds in the same “master-feeder” structure. In a master-feeder structure, each feeder fund invests all or substantially all of its assets in a single master fund, which directly holds a portfolio of investments. The master fund in which the Funds invest their assets is referred to herein as the “Small-Cap Growth Portfolio” or the “Portfolio”. Because each Fund invests in the same Portfolio, their portfolio holdings are substantially identical and do not differ in any material respects. Each Fund has identical fundamental and non-fundamental investment policies and restrictions.

Fees and Expenses

The Portfolio pays the investment adviser, Boston Management and Research (“BMR”), a wholly owned subsidiary of Eaton Vance, an investment advisory fee based on the following fee schedule: 0.625% annually of the average daily net assets of the Portfolio up to $500 million; 0.5625% annually of the average daily net assets for amounts equal to or greater than $500 million, but less than $1 billion; 0.5000% annually of the average daily net assets for amounts equal to or greater than $1 billion but less than $1.5 billion; and 0.4375% of the average daily net assets for amounts of $1.5 billion and over.

Small-Cap Growth Fund 1.2 also currently charges a 0.15% administration fee in addition to the management fee discussed above charged at the Portfolio level. Small-Cap Growth Fund 1.1 does not charge such an administration fee. There is no current intention to implement an administration fee for the Small-Cap Growth Fund 1.1 after the Reorganization.

Class A, Class B and Class C shares of each Fund pay a shareholder service fee of 0.25% of average daily net assets. Class B and Class C shares of each Fund pay a distribution and service fee pursuant to Rule 12b-1 of the 1940 Act at an annual rate of 0.75% of such Class’s average daily net assets.

The current expense ratio of the Small-Cap Growth Fund 1.2 is higher than that of Small-Cap Growth Fund 1.1. For the most recent fiscal year ended October 31, 2005, the ratio of expenses to average net assets was 1.64% for Class A shares and 2.39% for Class B and C shares of Small-Cap Growth Fund 1.2 and 1.44% for Class A shares and 2.19% for Class B and C shares of Small-Cap Growth Fund 1.1, respectively. See “Fees and Expenses” below.

Distribution Arrangements

Shares of Small-Cap Growth Fund 1.1 are sold on a continuous basis by EVD, the Funds’ distributor. Shares of Small-Cap Growth Fund 1.2 were sold on a continuous basis by EVD, but are currently not open to new investors. Class A shares of each Fund are sold at net asset value per share plus a sales charge; Class B and Class C shares of each Fund are sold at net asset value subject to a contingent deferred sales charge (“CDSC”). The Funds’ respective sales charges and CDSC schedules are identical. In the Reorganization, Small-Cap Growth Fund 1.2 shareholders will receive shares of the corresponding class of Small-Cap Growth Fund 1.1. Class A shareholders will not be assessed a sales charge on their receipt of Small-Cap Growth Fund 1.1 Class A shares in connection with the Reorganization. Class B and Class C shareholders will be given credit for their holding period in the Small-Cap Growth Fund 1.2 in determining any applicable CDSC, and Class B shareholders will be given credit for their holding period in the Small-Cap Growth Fund 1.2 in determining the date of conversion of their Class B shares to Class A shares.

Redemption Procedures and Exchange Privileges

Each Fund offers the same redemption features pursuant to which proceeds of a redemption are remitted by wire or check after prompt receipt of proper documents, including signature guarantees. Each Fund has the same exchange privileges.

Tax Consequences

The Reorganization is not expected to result in the recognition of capital gain or loss to Small-Cap Growth Fund 1.2 shareholders or the Small-Cap Growth Fund 1.2. The law firm of Kirkpatrick & Lockhart Nicholson Graham LLP is expected to issue a tax opinion to that effect. Nevertheless, the Reorganization will be consummated even if it is taxable, which means that Small-Cap Growth Fund 1.2 shareholders may be required to recognize for tax purposes a gain or loss depending upon their tax basis for Small-Cap Growth Fund 1.2 shares, which includes the amounts paid for shares issued in reinvested distributions, and the net asset value of Small-Cap Growth Fund 1.1 shares received from the Reorganization. Shareholders should consult their tax advisers. See “THE REORGANIZATION –Federal Income Tax Considerations.”

FEES AND EXPENSES

Set forth below is a comparison of each Fund’s operating expenses for the twelve-month period ended October 31, 2005. The ratios also are shown on a pro forma (estimated) combined basis, giving effect to the Reorganization.

Shareholder Fees (fees paid directly from your investment)

		Each Fund
	Class A	Class B	Class C

Maximum Sales Charge (Load) (as a % of	5.75%	None	None
offering price)
Maximum Deferred Sales Charge (Load)	None	5.00%	1.00%
(as a % of the lower of net asset value at
time of purchase or redemption)
Maximum Sales Charge (Load) Imposed	None	None	None
on Reinvested Distributions
Exchange Fee	None	None	None
Redemption Fee	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund and Portfolio assets)

	Small-Cap Growth Fund 1.2
	Class A	Class B	Class C
Management Fees(1)	0.775%	0.775%	0.775%
Distribution and Service (12b-1) Fees	N/A	1.000%	1.000%
Other Expenses(2)	0.865%	0.615%	0.615%
Total Annual Fund Operating Expenses(3)	1.640%	2.390%	2.390%

	Small-Cap Growth Fund 1.1
	Class A	Class B	Class C
Management Fees	0.625%	0.625%	0.625%
Distribution and Service (12b-1) Fees	N/A	1.000%	1.000%
Other Expenses(2)	0.815%	0.565%	0.565%
Total Annual Fund Operating Expenses	1.440%	2.190%	2.190%

	Pro Forma Combined Fund
	Class A	Class B	Class C
Management Fees	0.625%	0.625%	0.625%
Distribution and Service (12b-1) Fees	N/A	1.000%	1.000%
Other Expenses(2)	0.775%	0.525%	0.525%
Total Annual Fund Operating Expenses (3)	1.400%	2.150%	2.150%

(1) Includes a 0.15% administration fee paid to Eaton Vance for providing the Fund with administrative services and related office facilities.

(2) Other Expenses are based on each Fund’s expenses for the past fiscal year. Other Expenses for Class A includes a 0.25% service fee paid pursuant to a Service Plan.

(3) Pro Forma Combined Fund reflects the pro forma (estimated) fees and expenses of Small-Cap Growth Fund 1.1 after giving effect to the Reorganization.

Example

These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. Each example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Each example also assumes that your investment has a 5% return each year and that the operating costs remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Small-Cap Growth Fund 1.2
Class A shares	$732	$1,063	$1,415	$2,407
Class B shares	742	1,145	1,475	2,540
Class C shares	342	745	1,275	2,726

Small-Cap Growth Fund 1.1
Class A shares	$713	$1,004	$1,317	$2,200
Class B shares	722	1,085	1,375	2,334
Class C shares	322	685	1,175	2,524

Pro Forma Combined Fund
Class A shares	$709	$ 993	$1,297	$2,158
Class B shares	718	1,073	1,354	2,292
Class C shares	318	673	1,154	2,483

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Small-Cap Growth Fund 1.2
Class A Shares	$732	$1,063	$1,415	$2,407
Class B Shares	242	745	1,275	2,540
Class C Shares	242	745	1,275	2,726

Small-Cap Growth Fund 1.1
Class A Shares	$713	$1,004	$1,317	$2,200
Class B Shares	222	685	1,175	2,334
Class C Shares	222	685	1,175	2,524

Pro Forma Combined Fund
Class A shares	$709	$993	$1,297	$2,158
Class B shares	218	673	1,154	2,292
Class C shares	218	673	1,154	2,483

PRINCIPAL RISK FACTORS

Because each Fund invests in the same Portfolio and has the same investment objective and policies, they are subject to substantially identical risks.

Most of the performance of both Small-Cap Growth Fund 1.1 and Small-Cap Growth Fund 1.2 depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term and the value of an investment will rise and fall, sometimes sharply. Also, because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Growth stocks in particular may underperform during periods when the market favors value stocks. The Funds’ performance may also suffer if certain stocks do not perform as the portfolio manager expected.

The Portfolio is subject to risks associated with investing in small-cap companies, which, at times, may lag behind other types of stocks in performance. This could cause each Fund to perform worse than certain other funds over a given time period. Many small-cap companies are in the early stages of their development, are more dependent on fewer products, services, markets or financial services or may depend upon a more limited management group than more established companies, may lack substantial capital reserves and do not have established performance records. Small-cap stocks frequently have less trading volume than stocks of more established companies making them more volatile and difficult to value. Stocks of small companies are more vulnerable to adverse developments than stocks of larger companies.

Because the Portfolio may invest in foreign securities, the value of Fund shares may be affected by changes in currency exchange rates, foreign tax laws (including withholding tax), government policies, relations between nations and trading, settlement, custodial and other operational risks and other developments abroad. Foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than markets in the United States. These risks can be more significant for securities traded in less developed, emerging market countries. In addition, any use of derivative transactions is subject to certain limitations and may expose a Fund to increased risk of principal loss due to imperfect correlation, failure of the counterparty, or unexpected price or market movements. The built-in leverage inherent to many derivative instruments can result in losses that substantially exceed the initial amount paid or received by the Portfolio.

Shareholders should consult the Small-Cap Growth 1.1 Prospectus, which accompanies this Prospectus and Information Statement, and the Small-Cap Growth 1.1 SAI, Small-Cap Growth 1.2 Prospectus and Small-Cap Growth 1.2 SAI, which are available upon request, each as supplemented, for a more thorough discussion of the risks of investing in the Funds.

THE REORGANIZATION

Reorganization Plan

The Plan for the Small-Cap Growth Fund 1.1 provides that, at the Closing Date, Small-Cap Growth Fund 1.1 will acquire all of the assets of Small-Cap Growth Fund 1.2 in exchange for the issuance of Small-Cap Growth Fund 1.1 shares to Small-Cap Growth Fund 1.2, and the Small-Cap Growth Fund 1.1 will assume all of the liabilities of Small-Cap Growth Fund 1.2. The Small-Cap Growth Fund 1.2 assets to be acquired will consist of Small-Cap Growth Fund 1.2’s interest in the Portfolio and other assets of the Fund. The value of Class A, Class B and/or Class C shares issued to the Small-Cap Growth Fund 1.2 by the Small-Cap Growth Fund 1.1 will be the same as the value of Class A, Class B and/or Class C shares that the Small-Cap Growth Fund 1.2 has outstanding on the Closing Date. The Small-Cap Growth Fund 1.1 shares received by the Small-Cap Growth Fund 1.2 will be distributed to Small-Cap Growth Fund 1.2 shareholders in exchange for their Small-Cap Growth Fund 1.2 shares. Each Small-Cap Growth Fund 1.2 shareholder will receive shares of the corresponding class of Small-Cap Growth Fund 1.1 equal in value to those of Small-Cap Growth Fund 1.2 held by such shareholder.

Small-Cap Growth Fund 1.1 will assume all liabilities and reserves of Small-Cap Growth Fund 1.2 on the Closing Date. At or prior to the Closing Date, the Small-Cap Growth Fund 1.2 shall declare a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Small-Cap Growth Fund 1.2’s shareholders all of Small-Cap Growth Fund 1.2’s investment company taxable income and net capital gain, if any, realized (after reduction for any available capital loss carry-forwards) for the taxable period ending at the Closing Date.

At or as soon as practicable after the Closing Date, the Small-Cap Growth Fund 1.2 will liquidate and distribute pro rata to its shareholders of record as of the close of trading on the New York Stock Exchange on the Closing Date the full and fractional Small-Cap Growth Fund 1.1 Class A, Class B and Class C shares equal in value to the Small-Cap Growth Fund 1.2 shares outstanding. Such liquidation and distribution will be accomplished by the establishment of shareholder accounts on the share records of Small-Cap Growth Fund 1.1 in the name of each shareholder of Small-Cap Growth Fund 1.2, representing the respective pro rata number of full and fractional Small-Cap Growth Fund 1.1 Class A, Class B and Class C Shares due such shareholder. All of Small-Cap Growth Fund 1.1’s future distributions attributable to the shares issued in the Reorganization will be paid to shareholders in cash or invested in additional shares of Small-Cap Growth Fund 1.1 at the price in effect as described in Small-cap Growth Fund 1.1’s prospectus on the respective payment dates in accordance with instructions previously given by the shareholder to the Trust’s transfer agent.

Accordingly, immediately after the Reorganization, each former shareholder of Small-Cap Growth Fund 1.2 shares will own shares of Small-Cap Growth Fund 1.1 equal to the value of that shareholder’s Small-Cap Growth Fund 1.2 shares immediately prior to the Reorganization. Moreover, because shares of Small-Cap Growth Fund 1.1 will be issued at net asset value in exchange for the net assets of Small-Cap Growth Fund 1.2 that will equal the aggregate value of those shares, the net asset value per share of Small-Cap Growth Fund 1.1 will be unchanged. Thus, the Reorganization will not result in a dilution of the value of any shareholder account in either Fund. However, in general, the Reorganization will substantially reduce the percentage ownership of each Small-Cap Growth Fund 1.2 shareholder in the Small-Cap Growth Fund 1.1 below such shareholder’s current percentage ownership in Small-Cap Growth Fund 1.2. Although the shareholder will have the same dollar amount invested initially in Small-Cap Growth Fund 1.1 that he or she had invested in Small-Cap Growth Fund 1.2, his or her investment will represent a smaller percentage of the combined net assets of the Funds.

Any transfer taxes payable on issuance of shares of Small-Cap Growth Fund 1.1 in a name other than that of the registered holder of the shares on the books of Small-Cap Growth Fund 1.2 as of the time of transfer will be paid by the person to whom those shares are to be issued as a condition of the transfer. Any reporting responsibility of Small-Cap Growth Fund 1.2 will continue to be its responsibility up to and including the Closing Date and thereafter until it is dissolved.

The consummation of the Plan is subject to the conditions set forth therein. The Plan may be terminated at any time prior to the consummation of the Reorganization without liability on the part of either party or its respective officers, Trustees or shareholders, by either party on written notice to the other party if certain specified representations and warranties or conditions have not been performed or do not exist on or before December 31, 2006. The Plan may be amended by written agreement of its parties without shareholder approval and the parties may waive without shareholder approval any default by the other or any failure to satisfy any of the conditions to its obligations.

It is anticipated that Eaton Vance will bear all expenses related to the Reorganization.

Reasons for the Reorganization

The Reorganization has been considered by the Trustees of the Trust. In reaching a decision, the Trustees, including a majority of the Independent Trustees, concluded that the Reorganization would be in the best interests of Small-Cap Growth Fund 1.2 and Small-Cap Growth Fund 1.1, respectively, and that the interests of shareholders in Small-Cap Growth Fund 1.2 and Small-Cap Growth Fund 1.1,

respectively, will not be diluted as a result of the Reorganization. In recommending the Reorganization, Eaton Vance indicated that the Reorganization would eliminate the expense of maintaining Small-Cap Growth Fund 1.2 as a separate series of the Trust (i.e., fund accounting, legal, audit, shareholder reporting, custodial expenses, etc.), producing economies of scale in Small-Cap Growth Fund 1.1 and making it more marketable, and eliminating the need for further expense reimbursements with respect to Small-Cap Growth Fund 1.2.

In considering the Reorganization, the Trustees considered the following factors, among others:

(1) the small asset base of Small-Cap Growth Fund 1.2, its failure to attract new assets and its poor prospects for asset growth in the longer-term;

(2) the effect of the Reorganization will be to allow Small-Cap Growth Fund 1.2 shareholders to continue their investments in a substantially identical Eaton Vance fund having an identical investment strategy with a minimum administrative burden to shareholders;

(3) the Reorganization is expected to be tax-neutral to investors;

(4) the absence of any need to engage in investment portfolio restructuring because of the identical investment objectives and strategies of Small-Cap Growth Fund 1.2 and Small-Cap
Growth Fund 1.1 and their investment in the same Portfolio;

(5) the Funds’ historical performance records and risk/reward ratios, expense ratios, past growth in assets, and their future prospects;

(6) alternatives to the proposed transactions, including simple liquidation of the Small-Cap Growth
Fund 1.2 or maintaining the status quo;

(7) the effect of the Reorganization on the expense ratio of Small-Cap Growth Fund 1.1, namely, that the Reorganization will permit the fixed costs of Small-Cap Growth Fund 1.1 to be spread over a larger asset base, effectively bringing the assets of that Fund closer to the point where expenses borne by each shareholder will be reduced, based upon the Fund’s current fee structure;

(8) Eaton Vance would bear the costs of the Reorganization;

(9) the benefit to Eaton Vance and shareholders due to the elimination of the need to allocate certain Small-Cap Growth Fund 1.2 expenses going forward; and

(10) the potential benefit to Eaton Vance due to the possible decrease in the expenses of Small-Cap
Growth Fund 1.1.

Description of the Securities to be Issued

The Trust is registered with the SEC as an open-end management investment company, and the Trustees are authorized to issue an unlimited number of shares of beneficial interest in each separate series (without par value). Full and fractional Class A, Class B and/or Class C shares of Small-Cap Growth Fund 1.1 will be distributed to Small-Cap Growth Fund 1.2 shareholders in accordance with the procedures under the Plan. Each Small-Cap Growth Fund 1.1 share will be fully paid, non-assessable when issued and transferable without restrictions and will have no preemptive or cumulative voting rights and have only such conversion or exchange rights as the Trustees of the Trust may grant in their discretion.

Federal Income Tax Considerations

It is expected that the Reorganization should qualify as a tax-free transaction under Section 368(a) of the Internal Revenue Code of 1986, as amended, which is expected to be confirmed by the legal opinion of Kirkpatrick & Lockhart Nicholson Graham LLP at the Closing Date. Accordingly, shareholders of Small-Cap Growth Fund 1.2 should not recognize any capital gain or loss, and Small-Cap Growth Fund 1.2’s assets and capital loss carryforwards, subject to certain limitations, should be transferred to Small-Cap Growth Fund 1.1 without recognition of gain or loss.

It is possible, however, that the Reorganization may fail to satisfy all of the requirements necessary for tax-free treatment, in which event the transaction will nevertheless proceed on a taxable basis. In this event, the Reorganization may result in the recognition of gain or loss to Small-Cap Growth Fund 1.2’s shareholders depending upon their tax basis for the Small-Cap Growth Fund 1.2 shares, which includes the amounts paid for shares issued in reinvested distributions, and the net asset value of shares of Small-Cap Growth Fund 1.1 received in the Reorganization. Shareholders of Small-Cap Growth Fund 1.2 would, in the event of a taxable transaction, receive a new tax basis in the shares they receive of Small-Cap Growth Fund 1.1 (equal to their initial value as of the Closing) for calculation of gain or loss upon their ultimate disposition and would start a new holding period for such shares.

Shareholders should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, shareholders should also consult their tax advisers as to state and local tax consequences, if any.

Capitalization

The following table (which is unaudited) sets forth the capitalization of Small-Cap Growth Fund 1.1 and Small-Cap Growth Fund 1.2 as of October 31, 2005, and the pro forma combined capitalization of both Funds as if the Reorganization had occurred on that date.

		Net Asset Value per Share(1)
	Net Assets		Shares Outstanding
Small-Cap Growth Fund 1.1
Class A	$24,855,338	$10.30	2,414,258
Class B	47,222,026	9.68	4,876,008
Class C	18,341,011	9.65	1,900,989

Small-Cap Growth Fund 1.2
Class A	$11,796,612	$8.31	1,419,014
Class B	11,522,882	8.04	1,433,954
Class C	9,312,705	8.03	1,159,808

Pro Forma Combined
Class A	$36,651,950	$10.30	3,559,560
Class B	58,744,908	9.68	6,066,388
Class C	27,653,716	9.65	2,866,036
(1) Rounded to two decimal places.

Investment Performance

The following bar chart and table provide information about the performance of Small-Cap Growth Fund 1.1. The returns in the bar chart are for Class A shares for the calendar year through December 31, 2005, and do not reflect sales charges. If the sales charges were reflected, the returns would be lower. The table below contains the Class A, Class B and Class C performance and a comparison to the performance of two broad-based, unmanaged market indices of small capitalization stocks. Returns for Class A shares in the table are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

The highest quarterly total return for Class A was 32.66% for the quarter ended December 31, 1999, and the lowest quarterly return was -29.29% for the quarter ended September 30, 2001.

Average Annual Total Returns as of December 31, 2005
	One Year	Five Years	Life of Fund

Class A Return Before Taxes	0.73%	-6.54%	0.41%
Class A Return After Taxes on Distributions	0.73%	-6.54%	0.41%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	0.47%	-5.44%	0.35%

Class B Return Before Taxes	1.03%	-6.52%	0.36%
Class C Return Before Taxes	5.06%	-6.14%	0.31%
Standard & Poor’s SmallCap 600 Index (reflects no deduction for fees, expenses or taxes)	7.68%	10.76%	8.79%

Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	4.55%	8.22%	6.21%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B and Class C. After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for Class B and Class C shares will vary from after-tax returns presented for Class A shares. Class A Return After Taxes on Distributions is the same as Class A Return Before Taxes because no distributions were paid on Class A shares.

Class A commenced operations on September 25, 1997 and Class B and Class C commenced operations on September 29, 1997. Life of Fund returns are calculated from September 30, 1997. The Standard & Poor’s SmallCap 600 Index is a broad-based, unmanaged market index of 600 small capitalization stocks trading in the U.S. The Russell 2000 Growth Index is a market capitalization weighted index of 2,000 small company stocks. Investors cannot invest directly in an Index. (Source for Standard & Poor’s SmallCap 600 Index: Lipper Inc.; Source for Russell 2000 Growth Index: Thompson Financial).

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

Management’s Discussion of Fund Performance

The total returns of Small-Cap Growth Fund 1.1 and the factors that materially affected the Fund’s performance during the most recent fiscal year are contained in the Fund’s Annual Report dated October 31, 2005, relevant portions of which are attached hereto as Appendix C and such portions are incorporated by reference herein.

The performance of Small-Cap Growth Fund 1.2 is described under the caption “Management’s Discussion of Fund Performance” in the Annual Report of Small-Cap Growth Fund 1.2 for the year ended October 31, 2005, which was previously mailed to Small-Cap Growth Fund 1.2 shareholders.

COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

As described in the “Summary,” the investment objectives and policies of each Fund are identical. More complete information regarding the Funds’ investment objectives and policies is set forth in the Small-Cap Growth 1.1 Prospectus (enclosed herewith) and the Small-Cap Growth 1.2 Prospectus, both of which are incorporated herein by reference, and in the Small-Cap Growth 1.1 SAI and Small-Cap Growth 1.2 SAI, both of which have been filed with the SEC and are incorporated herein by reference. Shareholders should consult such Prospectuses and SAIs, as supplemented, for a more thorough comparison.

COMPARATIVE INFORMATION ON DISTRIBUTION ARRANGEMENTS

EVD serves as distributor (principal underwriter) for each Fund, pursuant to Distribution Agreements. For its services as underwriter, EVD generally receives fees for sales of shares. With respect to Class A shares, these fees are paid by investors at the time they purchase shares. Class A shares of Small-Cap Growth Fund 1.1 are sold on a continuous basis at net asset value plus a sales charge as set forth in the Prospectus. Class A shares of Small-Cap Growth Fund 1.2 were sold on a continuous basis at net asset value plus a sales charge as set forth in the Prospectus, but are currently not open to new investors.  The applicable sales charge depends upon a number of factors and is subject to a number of waivers. No sales charge will be imposed with respect to the Small-Cap Growth Fund 1.1 shares received by the Small-Cap Growth Fund 1.2 shareholders pursuant to the Reorganization. Class B shares are sold at net asset value, but are subject to a declining CDSC (5% maximum) if redeemed within six years of purchase. Class C shares are sold at net asset value, but are subject to a 1% CDSC if redeemed within one year of purchase. Class B and Class C shareholders will be given credit for their holding period in the Small-Cap Growth Fund 1.2 in determining any applicable CDSC, and Class B shareholders will be given credit for their holding period in the Small-Cap Growth Fund 1.2 in determining the date of conversion of their Class B shares to Class A shares.

Each Fund has adopted a Service Plan for its Class A shares to make payments for personal services and/or the maintenance of shareholder accounts and has also adopted a compensation-type Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for its Class B and Class C shares. These plans and other information regarding the distribution arrangements of each Fund are described in greater detail in the Small-Cap Growth 1.1 Prospectus (enclosed herewith) and the Small-Cap Growth 1.2 Prospectus, both of which are incorporated by reference herein.

SHAREHOLDER SERVICES

There are no differences in the shareholder services offered by the Funds. For more detailed information about how shares may be purchased, redeemed, or exchanged, see the Small-Cap Growth 1.1 Prospectus enclosed herewith and incorporated by reference herein.

COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS

General

Each Fund is a separate series of Eaton Vance Mutual Funds Trust (the “Trust”), a Massachusetts business trust, governed by a Declaration of Trust dated May 17, 1984, as amended and by applicable Massachusetts law.

Shareholder Liability

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of the Trust, including its other series. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and other series of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. Indemnification out of the Trust property for all losses and expenses of any shareholder held personally liable by virtue of his status as such for the obligations of the Trust is provided for in the Declaration of Trust and By-laws. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered to be remote because it is limited to circumstances in which the respective disclaimers are inoperative and the series would be unable to meet their respective obligations.

Copies of the Declaration of Trust may be obtained from the Trust upon written request at its principal office or from the Secretary of the Commonwealth of Massachusetts.

INTERESTS OF AFFILIATED PERSONS

Five Percent Holders

As of December 31, 2005, the following record owner(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) by record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

SMALL-CAP GROWTH FUND 1.1

Class A Holders
Merrill Lynch, Pierce, Fenner & Smith	Jacksonville, FL	5.2%

Class B Holders
Merrill Lynch, Pierce, Fenner & Smith	Jacksonville, FL	7.6%

Class C Holders
Merrill Lynch, Pierce, Fenner & Smith	Jacksonville, FL	16.1%

SMALL-CAP GROWTH FUND 1.2

Class A Holders
None
Class B Holders
Merrill Lynch, Pierce, Fenner & Smith	Jacksonville, FL	10.0%
Class C Holders
Merrill Lynch, Pierce, Fenner & Smith	Jacksonville, FL	16.1%

Shares Held by Officers and Trustees

As of December 31, 2005, the Trustees and officers of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of each Fund.

Interests of Affiliated Persons

BMR as investment manager, Eaton Vance as administrator, and EVD as distributor of the Funds may be deemed to benefit from the Reorganization, because the combination of the Funds will eliminate expenses, such as fund accounting, legal, and shareholder reporting, that are involved in maintaining Small-Cap Growth Fund 1.2 as a separate series of the Trust. BMR, Eaton Vance and EVD anticipate that this will produce economies of scale in Small-Cap Growth Fund 1.1 and make Small-Cap Growth Fund 1.1 more marketable, as well as eliminate the need for further expense allocations to Eaton Vance with respect to Small-Cap Growth Fund 1.2. The SEC staff has concluded that such benefits are fully compatible with Rule 17a-8 under the 1940 Act, which is the principal rule governing affiliated mutual fund combinations.

MISCELLANEOUS

Eaton Vance

Eaton Vance, its affiliates and predecessor companies have been managing assets since 1924 and of mutual funds since 1931. Eaton Vance and its subsidiaries currently manage approximately $112 billion on behalf of mutual funds, institutional clients and individuals. Eaton Vance is an indirect wholly-owned subsidiary of Eaton Vance Corp., a publicly-held holding company, which, through its subsidiaries and affiliates, engages primarily in investment management, administration and marketing activities.

Available Information

Information about Small-Cap Growth Fund 1.1 is included in the current Small-Cap Growth 1.1 Prospectus dated May 30, 2005, as supplemented May 2, 2005, May 30, 2005, July 23, 2005 and December 2, 2005, a copy of which is included herewith and incorporated by reference herein. Additional information about Small-Cap Growth Fund 1.1 is included in the Small-Cap Growth 1.1 SAI dated May 30, 2005, as supplemented January 12, 2006 and October 7, 2005. The Small-Cap Growth 1.1 SAI has been filed with the SEC and is incorporated by reference herein. Copies of the Small-Cap Growth 1.1 SAI may be obtained without charge by writing to Eaton Vance Distributors, Inc., The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109 or by calling (800) 225-6265. Information concerning the operations and management of the Small-Cap Growth Fund 1.2 is incorporated herein by reference from the current Small-Cap Growth 1.2 Prospectus and Small-Cap Growth SAI, each dated May 30, 2005, additional copies of which may be obtained without charge by writing to Eaton Vance Distributors, Inc., The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109 or by calling (800) 225-6265.

You will find and may copy information about each Fund (including the prospectuses, SAIs and shareholder reports) at the Securities and Exchange Commission’s public reference room in Washington, D.C. (call 1-202-942-8090 for information on the hours of operation of the public reference room); on the EDGAR Database on the SEC’s Internet site (http://www.sec.gov); or, upon payment of copying fees, by writing to the SEC’s public reference section, Washington, D.C. 20549-0102, or by electronic mail at publicinfo@sec.gov.

The Trust, on behalf of each Fund, is currently subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and in accordance therewith files reports, proxy material and other information with the SEC. Such reports, proxy material and other information can be inspected and copied at the Public Reference Facilities maintained by the SEC at Judiciary Plaza, 450 Fifth Street, N.W., Washington, D.C. 20549 as well as the following regional offices: Northeast Regional Office, 233 Broadway, New York, New York 10279; and Midwest Regional Office, Citicorp Center, 500 W. Madison Street, Suite 1400, Chicago, Illinois 60661-2511. Copies of such material also can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Judiciary Plaza, 450 Fifth Street, N.W., Washington, D.C. 20549 at prescribed rates.

Legal Matters

Certain legal matters in connection with the issuance of Small-Cap Growth Fund 1.1 shares as part of the Reorganization will be passed upon by counsel to the Trust.

Experts

The audited financial statements of Small-Cap Growth Fund 1.1 and Small-Cap Growth Fund 1.2, incorporated by reference in the SAI, have been audited by Deloitte & Touche LLP, the Funds’ independent registered public accounting firm, to the extent indicated in their reports thereon, which are included in the Annual Report to shareholders of Small-Cap Growth Fund 1.1 and Small-Cap Growth Fund 1.2 for the fiscal year ended October 31, 2005. The financial statements of Small-Cap Growth Fund 1.1 and Small-Cap Growth Fund 1.2 audited by Deloitte & Touche LLP for fiscal year 2005 have been incorporated by reference in the SAI in reliance on their reports given on their authority as experts in auditing and accounting.

FINANCIAL HIGHLIGHTS

For a table of the financial highlights of Small-Cap Growth Fund 1.1, see “Financial Highlights” in the Small-Cap Growth 1.1 Prospectus enclosed herewith and incorporated by reference herein. The most recent financial highlights of Small-Cap Growth Fund 1.1 included in the Trust’s Annual Report to Shareholders for the year ended October 31, 2005, are attached as Appendix B. This information is derived from and should be read in conjunction with the financial statements of Small-Cap Growth Fund 1.1 and notes thereto, included in the Fund’s Annual Report to Shareholders for the year ended October 31, 2005, which are incorporated by reference into the SAI together with the report of the independent registered public accounting firm, Deloitte & Touche, LLP, thereon.

APPENDIX A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is made as of this day of , 2006, by and between Eaton Vance Mutual Funds Trust, a Massachusetts business trust (“Mutual Funds Trust”), on behalf of its series Eaton Vance Tax-Managed Small-Cap Growth Fund 1.2 (“Small-Cap Growth Fund 1.2”), and Mutual Funds Trust, on behalf of its series Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1 (“Small-Cap Growth Fund 1.1”) ..

WITNESSETH:

WHEREAS, Mutual Funds Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company authorized to issue an unlimited number of shares of beneficial interest without par value in one or more series (such as Small-Cap Growth Fund 1.2 and Small-Cap Growth Fund 1.1), and the Trustees of Mutual Funds Trust have divided the shares of Small-Cap Growth Fund 1.2 and Small-Cap Growth Fund 1.1 into multiple classes, including Class A, Class B and Class C shares (“Small-Cap Growth Fund 1.2 Shares” and “Small-Cap Growth Fund 1.1 Shares”);

WHEREAS, Small-Cap Growth Fund 1.2 and Small-Cap Growth Fund 1.1 currently invest all of their assets in Tax-Managed Small-Cap Growth Portfolio (the “Portfolio”), a New York trust registered under the 1940 Act as an open-end management investment company;

WHEREAS, Boston Management and Research, a wholly owned subsidiary of Eaton Vance Management, serves as investment adviser to the Portfolio;

WHEREAS, Mutual Funds Trust desires to provide for the reorganization of Small-Cap Growth Fund 1.2 through the acquisition by Small-Cap Growth Fund 1.1 of substantially all of the assets of Small-Cap Growth Fund 1.2 in exchange for Small-Cap Growth Fund 1.1 Shares in the manner set forth herein and Small-Cap Growth Fund 1.1’s assumption of all of the liabilities of Small-Cap Growth Fund 1.2; and

WHEREAS, it is intended that the reorganization described in this Agreement shall be a reorganization within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”);

NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties hereto agree as follows:

1.	Definitions

	1.1	The term “1933 Act” shall mean the Securities Act of 1933, as amended.

	1.2	The term “1934 Act” shall mean the Securities Exchange Act of 1934, as amended.

	1.3	The term “Agreement” shall mean this Agreement and Plan of Reorganization.

1.4	The term “Assumed Liabilities” shall mean all liabilities, expenses, costs, charges and payables of Small-Cap Growth Fund 1.2 as of the Close of Trading on the New York Stock Exchange on the Valuation Date. Included therein for the Small-Cap Growth Fund 1.1 Class B and Class C shall be the uncovered distribution charges under the Small-Cap Growth Fund 1.2 Class B and Class C Distribution Plans, or, if lower, the amount of contingent deferred sales charges that would be paid by all Small-Cap Growth Fund 1.2 Class B and Class C if they redeemed on the Closing Date; such amount shall be treated as uncovered distribution charges under the Small-Cap Growth Fund 1.1 Class B and Class C Distribution Plans.

1.5	The term “Business Day” shall mean any day that is not a Saturday or Sunday and that the New York Stock Exchange is open.

1.6	The term “Close of Trading on the NYSE” shall mean the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. Eastern time.

1.7	The term “Closing” shall mean the closing of the transaction contemplated by this Agreement.

1.8	The term “Closing Date” shall mean the first Monday following receipt of all necessary regulatory approvals or such other date as may be agreed by the parties on which the Closing is to take place.

1.9	The term “Commission” shall mean the Securities and Exchange Commission.

1.10	The term “Custodian” shall mean Investors Bank & Trust Company.

1.11	The term “Delivery Date” shall mean the date contemplated by Section 3.3 of this Agreement.

1.12	The term “Information Statement” shall mean the combined prospectus and information statement furnished to the Small-Cap Growth Fund 1.2 shareholders in connection with this transaction.

1.13	The term “Mutual Funds Trust N-1A” shall mean the registration statement, as amended, on Form N-1A of Mutual Funds Trust with respect to the Funds in effect on the date hereof or on the Closing Date, as the context may require.

1.14	The term “Mutual Funds Trust N-14” shall mean Mutual Funds Trust’s registration statement on Form N-14, as may be amended, that describes the transactions contemplated by this Agreement and registers the Small-Cap Growth Fund 1.1 Shares to be issued in connection with the transactions.

1.15	The term “NYSE” shall mean the New York Stock Exchange.

1.16	The term “Valuation Date” shall mean the day of the Closing Date.

2.	Transfer and Exchange of Assets

	2.1	Reorganization of Small-Cap Growth Fund 1.2. At the Closing, Mutual Funds Trust shall transfer all of the assets of Small-Cap Growth Fund 1.2 and assign all Assumed Liabilities to Small-Cap Growth Fund 1.1, and Small-Cap Growth Fund 1.1 shall acquire such assets and shall assume such Assumed Liabilities upon delivery by Small-Cap Growth Fund 1.1 to Small-Cap Growth Fund 1.2 on the Closing Date of Class A, Class B and Class C Small-Cap Growth Fund 1.1 Shares (including, if applicable, fractional shares) having an aggregate net asset value equal to the value of the assets so transferred, assigned and delivered, less the Assumed Liabilities, all determined and adjusted as provided in Section 2.2. Upon delivery of the assets, Small-Cap Growth Fund 1.1 will receive good and marketable title thereto free and clear of all liens.

	2.2	Computation of Net Asset Value. The net asset value per share of the Small-Cap Growth Fund 1.1 Shares and the net value of the assets of Small-Cap Growth Fund 1.2 subject to this Agreement shall, in each case, be determined as of the Close of Trading on the NYSE on the Valuation Date, after the declaration and payment of any dividend on that date. The net asset value of the Small-Cap Growth Fund 1.1 Shares shall be computed in the manner set forth in the Mutual Funds Trust Form N-1A.

In determining the value of the assets transferred by Small-Cap Growth Fund 1.2 to Small-Cap Growth Fund 1.1, such assets shall be priced in accordance with the policies and procedures described in the Mutual Funds Trust N-1A.

3.	Closing Date, Valuation Date and Delivery

	3.1	Closing Date. The Closing shall be at the offices of Eaton Vance Management, The Eaton Vance Building, 255 State Street, Boston, MA 02109 immediately prior to the opening of Eaton Vance’s business on the Closing Date. All acts taking place at Closing shall be deemed to take place simultaneously as of 9:00 a.m. Eastern time on the Closing Date unless otherwise agreed in writing by the parties.

	3.2	Valuation Date. Pursuant to Section 2.2, the net value of the assets of Small-Cap Growth Fund 1.2 and the net asset value per share of Small-Cap Growth Fund 1.1 shall be determined as of the Close of Trading on the NYSE on the Valuation Date, after the declaration and payment of any dividend on that date. The stock transfer books of Mutual Funds Trust with respect to Small-Cap Growth Fund 1.2 will be permanently closed, and sales of Small-Cap Growth Fund 1.2 Shares shall be suspended, as of the close of business of Mutual Funds Trust on the Valuation Date. Redemption requests thereafter received by Mutual Funds Trust with respect to Small-Cap Growth Fund 1.2 shall be deemed to be redemption requests for Small-Cap Growth Fund 1.1 Shares to be distributed to shareholders of Small-Cap Growth Fund 1.2 under this Agreement provided that the transactions contemplated by this Agreement are consummated.

In the event that trading on the NYSE or on another exchange or market on which securities held by the Portfolio are traded shall be disrupted on the Valuation Date so that, in the judgment of the Trust, accurate appraisal of the net assets of Small-Cap Growth Fund 1.2 to be transferred hereunder or the assets of Small-Cap Growth Fund 1.1 is impracticable, the Valuation Date shall be postponed until the first Business Day after the day on which trading on such exchange or in such market shall, in the judgment of the

Trust, have been resumed without disruption. In such event, the Closing Date shall be postponed until one Business Day after the Valuation Date.

3.3	Delivery of Assets. After the close of business on the Valuation Date, Mutual Funds Trust shall issue instructions providing for the delivery of all assets of Small-Cap Growth Fund 1.2 to the Custodian to be held for the account of Small-Cap Growth Fund 1.1, effective as of the Closing.

4. Small-Cap Growth Fund 1.2 Distributions and Termination

As soon as reasonably practicable after the Closing Date, Mutual Funds Trust shall pay or make provisions for the payment of all of the debts and taxes of Small-Cap Growth Fund 1.2 and distribute all remaining assets, if any, to shareholders of Small-Cap Growth Fund 1.2, and Small-Cap Growth Fund 1.2 shall thereafter be terminated under Massachusetts law.

At, or as soon as may be practicable following the Closing Date, Mutual Funds Trust on behalf of Small-Cap Growth Fund 1.2 shall distribute the Class A, Class B and Class C Small-Cap Growth Fund 1.1 Shares it received from the Small-Cap Growth Fund 1.1 to the shareholders of the Small-Cap Growth Fund 1.2 and shall instruct Small-Cap Growth Fund 1.1 as to the amount of the pro rata interest of each of Small-Cap Growth Fund 1.2’s shareholders as of the close of business on the Valuation Date (such shareholders to be certified as such by the transfer agent for Mutual Funds Trust), to be registered on the books of Small-Cap Growth Fund 1.1, in full and fractional Small-Cap Growth Fund 1.1 Shares, in the name of each such shareholder, and Small-Cap Growth Fund 1.1 agrees promptly to transfer the Small-Cap Growth Fund 1.1 Shares then credited to the account of Small-Cap Growth Fund 1.2 on the books of Small-Cap Growth Fund 1.1 to open accounts on the share records of Small-Cap Growth Fund 1.1 in the names of Small-Cap Growth Fund 1.2 shareholders in accordance with said instruction. Each Small-Cap Growth Fund 1.2 shareholder shall receive shares of the corresponding class of Small-Cap Growth Fund 1.1 to the class of Small-Cap Growth Fund 1.2 held by such shareholder. All issued and outstanding Small-Cap Growth Fund 1.2 Shares shall thereupon be canceled on the books of Mutual Funds Trust. Small-Cap Growth Fund 1.1 shall have no obligation to inquire as to the correctness of any such instruction, but shall, in each case, assume that such instruction is valid, proper and correct. As soon as reasonably practicable, but in all events within six months after the Closing Date, the status of Small-Cap Growth Fund 1.2 as a designated series of shares of Mutual Funds Trust shall be terminated, provided, however, that such termination shall not be required if this reorganization is not consummated.

5. Liabilities and Expenses

Small-Cap Growth Fund 1.1 shall acquire all liabilities of Small-Cap Growth Fund 1.2, whether known or unknown, or contingent or determined. Mutual Funds Trust will discharge all known liabilities of Small-Cap Growth Fund 1.2, so far as may be possible, prior to the Closing Date. Small-Cap Growth Fund 1.2 and Small-Cap Growth Fund 1.1 shall bear their respective expenses, in connection with carrying out this Agreement.

6. The Portfolio’s Representations and Warranties

The Portfolio hereby represents, warrants and agrees as follows:

6.1	Legal Existence. The Portfolio is a trust duly organized and validly existing under the laws of the State of New York.

6.2	Registration under 1940 Act. The Portfolio is duly registered with the Commission as an open-end management investment company under the 1940 Act and such registration is in full force and effect.

6.3	Financial Statements. The statement of assets and liabilities, schedule of portfolio investments and related statements of operations and changes in net assets dated October 31, 2005 fairly present the financial condition of the Portfolio as of said date in conformity with generally accepted accounting principles.

6.4	No Material Events. There are no legal, administrative or other proceedings pending, or to its knowledge, threatened against the Portfolio that would materially affect its financial condition.

6.5	Requisite Approvals. The execution and delivery of this Agreement and the consummation of the transactions contemplated herein have been authorized by the Portfolio’s Board of Trustees by vote taken at a meeting of such Board duly called and held on August 8, 2005.

6.6	No Material Violations. The Portfolio is not, and the execution, delivery and performance of this Agreement will not result in, a material violation of any provision of its Declaration of Trust or By-Laws, as each may be amended, of the Portfolio or of any agreement, indenture, instrument, contract, lease or other undertaking to which it is a party or by which it is bound.

6.7	Taxes and Related Filings. Except where failure to do so would not have a material adverse effect on the Portfolio, the Portfolio has filed and will file or obtain valid extensions of filing dates for all required federal, state and local tax returns and reports for all taxable years through and including the taxable year ended October 31, 2005 and no such filings or reports are currently being audited or contested by the Internal Revenue Service or state or local taxing authority and all federal, state and local income, franchise, property, sales, employment or other taxes or penalties payable have been paid or will be paid, so far as due. The Portfolio is classified as a partnership for federal tax purposes, has qualified as such for each taxable year of its operations, and will qualify as such as of the Closing Date.

6.8	Good and Marketable Title. On the Closing Date, the Portfolio will have good and marketable title to its assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims and equities whatsoever.

6.9	Books and Records. The Portfolio has maintained all records required under Section 31 of the 1940 Act and rules thereunder.

7. Mutual Funds Trust’s Representations and Warranties

Mutual Funds Trust, on behalf of Small-Cap Growth Fund 1.2 and Small-Cap Growth Fund 1.1, hereby represents, warrants and agrees as follows:

7.1	Legal Existence. Mutual Funds Trust is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts. Each of Small-Cap Growth Fund 1.2 and Small-Cap Growth Fund 1.1 is a validly existing series of Mutual Funds Trust. Mutual Funds Trust is authorized to issue an unlimited number of shares of beneficial interest of Small-Cap Growth Fund 1.1.

7.2	Registration under 1940 Act. Mutual Funds Trust is duly registered as an open-end management investment company under the 1940 Act and such registration is in full force and effect.

7.3	Financial Statements. The statement of assets and liabilities and the schedule of portfolio investments and the related statements of operations and changes in net assets of Small- Cap Growth Fund 1.2 and Small-Cap Growth Fund 1.1 dated October 31, 2005 fairly present the financial condition of Small-Cap Growth Fund 1.2 and Small-Cap Growth Fund 1.1 as of said dates in conformity with accounting principles generally accepted in the United States of America and there have been no material adverse changes since the dates thereof.

7.4	No Contingent Liabilities. There are no known contingent liabilities of Small-Cap Growth Fund 1.2 or Small-Cap Growth Fund 1.1 not disclosed and there are no legal, administrative or other proceedings pending, or to the knowledge of Mutual Funds Trust threatened, against either of Small-Cap Growth Fund 1.2 or Small-Cap Growth Fund 1.1 that would materially affect its financial condition.

7.5	Requisite Approvals. The execution and delivery of this Agreement and the consummation of the transactions contemplated herein, have been authorized by the Board of Trustees of Mutual Funds Trust by vote taken at a meeting of such Board duly called and held on November 14, 2005. No approval of the shareholders of either Fund is required in connection with this Agreement or the transactions contemplated hereby. The Agreement has been executed and delivered by a duly authorized officer of Mutual Funds Trust and is a valid and legally binding obligation of each of Small-Cap Growth Fund 1.1 and Small-Cap Growth Fund 1.2 enforceable in accordance with its terms.

7.6	No Material Violations. Mutual Funds Trust is not, and the execution, delivery and performance of this Agreement will not result, in a material violation of any provision of its Declaration of Trust or By-Laws, as each may be amended, of Mutual Funds Trust or of any agreement, indenture, instrument, contract, lease or other undertaking to which Mutual Funds Trust is a party or by which it is bound.

7.7	Taxes and Related Filings. Except where failure to do so would not have a material adverse effect on Small-Cap Growth Fund 1.2 or Small-Cap Growth Fund 1.1 (i) each of Small-Cap Growth Fund 1.2 and Small-Cap Growth Fund 1.1 has filed or will file (or has obtained valid extensions of filing dates for) all required federal, state and local tax returns and reports for all taxable years through the taxable year ended October 31, 2005 and no such filings are currently being audited or contested by the Internal Revenue Service or state or local taxing authority; and (ii) all federal, state and local income, franchise, property, sales, employment or other taxes or penalties payable pursuant to such returns have been paid or will be paid, so far as due. Each of Small-Cap Growth Fund 1.2 and Small-Cap Growth Fund 1.1 has elected to be treated as a “regulated investment company” under Section 851 and 852 of the Code, has qualified as such for each taxable year of its operations and will qualify as such as of the Closing Date.

7.8	Mutual Funds Trust N-1A Not Misleading. The Mutual Funds Trust N-1A conforms on the date of the Agreement, and will conform on the Closing Date, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

8. Conditions Precedent to Closing

The obligations of the parties hereto shall be conditioned on the following:

8.1	Representations and Warranties. The representations and warranties of the parties made herein will be true and correct as of the date of this Agreement and on the Closing Date.

8.2	Pending or Threatened Proceedings. On the Closing Date, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.3	Registration Statement. The Mutual Funds Trust N-14 shall have become effective under the 1933 Act; no stop orders suspending the effectiveness of such Mutual Funds Trust N-14 shall have been issued; and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act. The Information Statement has been delivered to each shareholder of record of Small-Cap Growth Fund 1.2 as of March 1, 2005 in accordance with the provisions of the 1934 Act and the rules thereunder.

8.4	Declaration of Dividend. Mutual Funds Trust shall have declared a dividend or dividends, which, together with all previous such dividends, shall have the effect of distributing to Small-Cap Growth Fund 1.2 shareholders all of Small-Cap Growth Fund 1.2’s investment company taxable income (as defined in Section 852 of the Code) (computed without regard to any deduction for dividends paid) for the final taxable period of Small-Cap Growth Fund 1.2, all of its net capital gain realized in the final taxable period of Small-Cap Growth Fund 1.2 (after reduction for any available capital loss carryforwards), if any, and all of the excess of (i) its interest income excludable from gross income under Section 103(a) of the Code over (ii) its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the final taxable period of Small-Cap Growth Fund 1.2.

8.5	State Securities Laws. The parties shall have received all permits and other authorizations necessary under state securities laws to consummate the transactions contemplated herein.

8.6	Performance of Covenants. Each party shall have performed and complied in all material respects with each of the agreements and covenants required by this Agreement to be performed or complied with by each such party prior to or at the Valuation Date and the Closing Date.

8.7	Due Diligence. Mutual Funds Trust shall have had reasonable opportunity to have its officers and agents review the records of the Portfolio.

8.8	No Material Adverse Change. From the date of this Agreement, through the Closing Date, there shall not have been:

	(1)	any change in the business, results of operations, assets or financial condition or the manner of conducting the business of Small-Cap Growth Fund 1.2 or Small- Cap Growth Fund 1.1 (other than changes in the ordinary course of its business, including, without limitation, dividends and distributions in the ordinary course and changes in the net asset value per share) which has had a material adverse effect on such business, results of operations, assets or financial condition, except in all instances as set forth in the financial statements;

	(2)	any loss (whether or not covered by insurance) suffered by Small-Cap Growth Fund 1.2 or Small-Cap Growth Fund 1.1 materially and adversely affecting Small-Cap Growth Fund 1.2 or Small-Cap Growth Fund 1.1, other than depreciation of securities;

	(3)	issued by Mutual Funds Trust to any person any option to purchase or other right to acquire shares of any class of Small-Cap Growth Fund 1.2 or Small-Cap Growth Fund 1.1 Shares (other than in the ordinary course of Mutual Funds Trust’s business as an open-end management investment company);

	(4)	any indebtedness incurred by the Portfolio for borrowed money or any commitment to borrow money entered into by the Portfolio except as permitted in Mutual Funds Trust N-1A and disclosed in financial statements required to be provided under this Agreement;

	(5)	any amendment to the Declaration of Trust or By-Laws of Mutual Funds Trust that will adversely affect the ability of Mutual Funds Trust to comply with the terms of this Agreement; or

	(6)	any grant or imposition of any lien, claim, charge or encumbrance upon any asset of the Portfolio except as provided in Mutual Funds Trust N-1A so long as it will not prevent Mutual Funds Trust from complying with Section 7.8.

8.11	Lawful Sale of Shares. On the Closing Date, Small-Cap Growth Fund 1.1 Shares to be issued pursuant to Section 2.1 of this Agreement will be duly authorized, duly and validly issued and outstanding, and fully paid and non-assessable by Mutual Funds Trust, and conform in all substantial respects to the description thereof contained in the Mutual Funds Trust N-14 and Information Statement furnished to the Small-Cap Growth Fund 1.2 Fund shareholders, and the Small-Cap Growth Fund 1.1 Shares to be issued pursuant to paragraph 2.1 of this Agreement will be duly registered under the 1933 Act by the Mutual Funds Trust N-14 and will be offered and sold in compliance with all applicable state securities laws.

8.12	Documentation and Other Actions. Mutual Funds Trust shall have executed such documents and shall have taken such other actions, if any, as reasonable requested to fully effectuate the transactions contemplated hereby.

9. Addresses

All notices required or permitted to be given under this Agreement shall be given in writing to Eaton Vance Mutual Funds Trust, The Eaton Vance Building, 255 State Street, Boston, MA 02109 (Attention: Chief Legal Officer), or at such other place as shall be specified in written notice given by either party to the other party to this Agreement and shall be validly given if mailed by first-class mail, postage prepaid.

10. Termination

This Agreement may be terminated by either party upon the giving of written notice to the other, if any of the representations, warranties or conditions specified in Section 6, 7 or 8 hereof have not been performed or do not exist on or before December 31, 2006. In the event of termination of this Agreement pursuant to this provision, neither party (nor its officers, Trustees or shareholders) shall have any liability to the other.

11. Miscellaneous

This Agreement shall be governed by, construed and enforced in accordance with the laws of the Commonwealth of Massachusetts. Mutual Funds Trust represents that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein. Mutual Funds Trust represents that this Agreement constitutes the entire agreement between the parties as to the subject matter hereof. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. This Agreement shall be executed in any number of counterparts, each of which shall be deemed an original. Whenever used herein, the use of any gender shall include all genders. In the event that any provision of this Agreement is unenforceable at law or in equity, the remainder of the Agreement shall remain in full force and effect.

12. Publicity

Any announcements or similar publicity with respect to this Agreement or the transactions contemplated herein will be made at such time and in such manner as Mutual Funds Trust shall determine.

13. Amendments

At any time (i) the parties hereto may, by written agreement and without shareholder approval, amend any of the provisions of this Agreement, and (ii) either party may waive without such approval any default by the other party or the failure to satisfy any of the conditions to its obligations (such waiver to be in writing). The failure of a party hereto to enforce at any time any of the provisions of this Agreement shall in no way be construed to be a waiver of any such provision, nor in any way to affect the validity of this Agreement or any part hereof or the right of any party thereafter to enforce each and every such provision. No waiver of any breach of this Agreement shall be held to be a waiver of any other or subsequent breach.

14. Massachusetts Business Trust

References in this Agreement to Mutual Funds Trust mean and refer to the Trustees, from time to time serving under its Declarations of Trust on file with the Secretary of the Commonwealth of Massachusetts, as the same may be amended from time to time, pursuant to which they conduct their businesses. It is expressly agreed that the obligations of Mutual Funds Trust hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents or employees of the Trust personally, but bind only the trust property of the Trust as provided in said Declaration of Trust. The execution and delivery of this Agreement has been authorized by the respective trustees and signed by an authorized officer of Mutual Funds Trust, acting as such, and neither such authorization by such trustees nor such execution and delivery by such officer shall be deemed to have been made by any of them, but shall bind only the trust property of the Trust as provided in such Declaration of Trust. No series of Mutual Funds Trust shall be liable for the obligations of any other series.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed and its seal affixed hereto by their officers thereunto duly authorized, as of the day and year first above written.

ATTEST:	EATON VANCE MUTUAL FUNDS TRUST (on behalf of Eaton Vance Tax-Managed Small-Cap Growth Fund 1.2)

_______________________	By: _____________________________________
Secretary	President

EATON VANCE MUTUAL FUNDS TRUST (on behalf of Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1)

_______________________	By: _____________________________________
Secretary	President

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO

_______________________	By: _____________________________________
Secretary	President
(For purposes of Section 6 only)

	APPENDIX B
	FINANCIAL HIGHLIGHTS
	From Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1
	Annual Report to Shareholders dated October 31, 2005

	Year Ended October 31,
	2005(1)			2004(1)			2003(1)
	Class A	Class B	Class C	Class A	Class B	Class C	Class A	Class B	Class C

Net asset value – Beginning of year	$ 9.470	$ 8.980	$ 8.940	$ 9.630	$ 9.190	$ 9.160	$ 7.620	$ 7.330	$ 7.310

Income (loss) from operations
Net investment loss	$(0.105)	$(0.170)	$(0.170)	$(0.107)	$(0.170)	$(0.170)	$(0.100)	$(0.155)	$(0.154)
Net realized and unrealized gain (loss)	0.935	0.870	0.880	(0.053)	(0.040)	(0.050)	2.110	2.015	2.004
Total income (loss) from operations	$ 0.830	$ 0.700	$ 0.710	$(0.160)	$(0.210)	$(0.220)	$ 2.010	$ 1.860	$ 1.850

Net asset value – End of year	$10.300	$ 9.680	$ 9.650	$ 9.470	$ 8.980	$ 8.940	$ 9.630	$ 9.190	$ 9.160

Total Return(2)	8.76%	7.80%	7.94%	(1.66)%(3)	(2.28)%(3)	(2.40)%(3)	26.38%	25.38%	25.31%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$24,855	$47,222	$18,341	$30,172	$62,553	$25,282	$40,514	$82,345	$35,855
Ratios (as a percentage of average daily net assets):
Net Expenses(4)	1.44%	2.19%	2.19%	1.37%	2.12%	2.12%	1.43%	2.18%	2.18%
Net Expenses after custodian fee reduction(4)	1.44%	2.19%	2.19%	1.37%	2.12%	2.12%	1.43%	2.18%	2.18%
Net investment loss	(1.04)%	(1.79)%	(1.79)%	(1.12)%	(1.87)%	(1.87)%	(1.23)%	(1.98)%	(1.97)%
Portfolio Turnover(5)	-	-	-	-	-	-	-	-	-
Portfolio Turnover of the Portfolio	223%	223%	223%	282%	282%	282%	248%	248%	248%

						(See footnotes on last page.)

B-1

FINANCIAL HIGHLIGHTS (continued)

	Year Ended October 31,

	2002(1)			2001(1)
	Class A	Class B	Class C	Class A	Class B	Class C
Net asset value – Beginning of year	$ 9.840	$ 9.540	$ 9.500	$16.490	$ 16.120	$16.050

Income (loss) from operations
Net investment loss	$(0.095)	$(0.161)	$(0.161)	$(0.110)	$ (0.197)	$(0.198)
Net realized and unrealized gain (loss)	(2.125)	(2.049)	(2.029)	(6.540)	(6.383)	(6.352)
Total income (loss) from operations	$(2.220)	$(2.210)	$(2.190)	$(6.650)	$ (6.580)	$(6.550)

Net asset value – End of year	$ 7.620	$ 7.330	$ 7.310	$ 9.840	$ 9.540	$ 9.500

Total Return(2)	(22.56)%	(23.16)%	(23.05)%	(40.33)%	(40.82)%	(40.81)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$44,208	$81,353	$36,789	$81,608	$132,892	$66,550
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.24%	1.99%	1.99%	1.16%	1.92%	1.92%
Expenses after custodian fee reduction(4)	1.24%	1.99%	1.99%	1.14%	1.90%	1.90%
Net investment loss	(1.00)%	(1.75)%	(1.75)%	(0.83)%	(1.58)%	(1.58)%
Portfolio Turnover(5)	-	-	-	22%	22%	22%
Portfolio Turnover of the Portfolio	131%	131%	131%	38%*	38%*	38%*

(1)	Net investment loss per share was computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(3)	The effect of the Fund’s net increase from payments by affiliate and net gains (losses), through its investment in the Portfolio, realized on the disposal of investments purchased which did not meet the Portfolio's investment guidelines amounted to less than $0.01 per share and had no effect on total return for the year ended October 31, 2004.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities.
*	For the period from the Portfolio’s start of business, March 1, 2001, to October 31, 2001.

B-2

APPENDIX C MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (from Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1 Annual Report to Shareholders dated October 31, 2005)

C-1

Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1 as of October 31, 2005 MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Martha Locke Portfolio Manager

The Fund

Performance for the Past Year

  For the year ended October 31, 2005, the Fund’s Class A shares had a total return of 8.76%. This return was the result of an increase in net asset value (NAV) per share to $10.30 on October 31, 2005, from $9.47 on October 31, 2004.(1)
  The Fund’s Class B shares had a total return of 7.80% for the same period, the result of an increase in NAV per share to $9.68 from $8.98.(1)
  The Fund’s Class C shares had a total return of 7.94% for the same period, the result of an increase in NAV per share to $9.65 from $8.94.(1)
  For comparison, the Russell 2000 Growth Index – an unmanaged market index of small-cap growth stocks – had a total return of 10.91%, while the S&P SmallCap 600 Index – a broad-based, unmanaged index of both growth and value small-capitalization stocks – had a total return of 15.27% during the same period.(2)

See pages 3 through 5 for more performance information, including after-tax returns.

Management Discussion

  Over the past year, the U.S. economy remained strong, despite eight successive interest rate hikes by the Federal Reserve and surging energy prices since summer. Small-cap stocks in general outperformed large-cap stocks, but the value style of investing outperformed the growth style, due to the strong performance of the energy, basic materials and industrial sectors. The information technology sector, which accounts for a quarter of the benchmark Russell 2000 Growth Index, lagged most other sectors and was the primary factor in growth stocks lagging value stocks.(2)
  Against this backdrop, the Fund posted positive returns for the year, though it lagged the returns of its benchmarks. Energy, telecommunications and financial stocks held by Tax-Managed Small-Cap Growth Portfolio (the Portfolio), in which the Fund invests, contributed the most to the Fund’s performance.
  While stock selection is the primary driver of performance, the Portfolio remained overweighted in the energy sector for most of the year and thus benefited from the surge in energy prices caused by Hurricane Katrina.
  The Portfolio also benefited from strong stock selection in the telecom services sector, in which we were somewhat overweight versus the benchmark. A number of industrial stocks also added to our results, but performance was offset by a slight underweighting in this sector. Our underweighting in financials proved correct, and the names we held added to performance.
  However, the important IT sector substantially lagged other areas, and despite the Portfolio’s underweighting the benchmark, the underperformance of the semiconductor and software securities held by the Portfolio aggravated this drag.
  The health care and consumer discretionary sectors also represented significant portions of the benchmark and the Portfolio, and their overall contributions were positive. Within consumer discretionary stocks, the media, education and textile apparel industries led the way, offset somewhat by some specialty retail and restaurant stocks. In health care, pharmaceutical stocks were the strongest, offset by health care providers and services stocks. Our underweighting in biotechnology was positive.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1)	These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower.

(2)	It is not possible to invest directly in an Index. The Indexes’ total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in an Index.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

C-2

Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1 as of October 31, 2005 FUND PERFORMANCE

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class A of the Fund with that of the S&P SmallCap 600 Index, a broad-based, unmanaged market index of both growth and value small-capitalization stocks, and the Russell 2000 Growth Index, an unmanaged market index of small-cap growth stocks. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class A, the S&P SmallCap 600 Index, and the Russell 2000 Index. Class A total returns are presented at net asset value and maximum public offering price. The table includes the total returns of each Class of the Fund at net asset value and public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Performance*	Class A	Class B	Class C

Average Annual Total Returns (at net asset value)
One Year	8.76%	7.80%	7.94%

Five Years	-8.98%	-9.70%	-9.67%
Life of Fund†	0.37%	-0.40%	-0.44%

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year	2.49%	2.80%	6.94%
Five Years	-10.06%	-10.06%	-9.67%

Life of Fund†	-0.37%	-0.40%	-0.44%

†Inception Dates – Class A: 9/25/97; Class B: 9/29/97; Class C: 9/29/97

*	Average annual total returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-year return for Class C reflects a 1% CDSC.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

**	Source: Thomson Financial. Class A of the Fund investment commenced investment operations on 9/25/97. A $10,000 hypothetical investment at net asset value in Class B shares and Class C shares on 9/29/97 would have been valued at $9,680 and $9,650, respectively. It is not possible to invest directly in an Index.The Indexes’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in an Index.

3

Top Ten Holdings*
By net assets

NII Holdings Inc., Class B	2.20%
Central European Media Enterprises, Ltd.	1.96%

Novatel Wireless, Inc.	1.75%
Southwestern Energy Co.	1.68%

MoneyGram International, Inc.	1.59%
Peabody Energy Corp.	1.57%

Vintage Petroleum, Inc.	1.52%
Palm Inc.	1.37%

Student Loan Corp.	1.33%
Hologic, Inc.	1.32%

*	Ten Largest Holdings represented 16.29% of Portfolio net assets as of October 31, 2005. Holdings are subject to change due to active management.

Common Stock Investments by Sector** By net assets

**	Portfolio information may not be representative of the Portfolio’s current or future investments and may change due to active management.

4

Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1 as of October 31, 2005
FUND PERFORMANCE

“Return Before Taxes” does not take into consideration shareholder taxes. It is most relevant to tax-free or tax-deferred shareholder accounts. “Return After Taxes on Distributions” reflects the impact of federal income taxes due on Fund distributions of dividends and capital gains. It is most relevant to taxpaying shareholders who continue to hold their shares. “Return After Taxes on Distributions and Sale of Fund Shares” also reflects the impact of taxes on capital gain or loss realized upon a sale of shares. It is most relevant to taxpaying shareholders who sell their shares.

Average Annual Total Returns
(For the periods ended October 31, 2005)
Returns at Net Asset Value (NAV) (Class A)
	One Year	Five Years	Life of Fund
Return Before Taxes	8.76%	-8.98%	0.37%
Return After Taxes on Distributions	8.76%	-8.98%	0.37%
Return After Taxes on Distributions and Sale of Fund Shares	5.70%	-7.40%	0.31%

Returns at Public Offering Price (POP) (Class A)
	One Year	Five Years	Life of Fund
Return Before Taxes	2.49%	-10.06%	-0.37%
Return After Taxes on Distributions	2.49%	-10.06%	-0.37%
Return After Taxes on Distributions and Sale of Fund Shares	1.62%	-8.25%	-0.31%
Average Annual Total Returns

(For the periods ended October 31, 2005)
Returns at Net Asset Value (NAV) (Class B)
	One Year	Five Years	Life of Fund
Return Before Taxes	7.80%	-9.70%	-0.40%
Return After Taxes on Distributions	7.80%	-9.70%	-0.40%
Return After Taxes on Distributions and Sale of Fund Shares	5.07%	-7.96%	-0.34%

Returns at Public Offering Price (POP) (Class B)
	One Year	Five Years	Life of Fund
Return Before Taxes	2.80%	-10.06%	-0.40%
Return After Taxes on Distributions	2.80%	-10.06%	-0.40%
Return After Taxes on Distributions and Sale of Fund Shares	1.82%	-8.25%	-0.34%
Average Annual Total Returns

(For the periods ended October 31, 2005)
Returns at Net Asset Value (NAV) (Class C)
	One Year	Five Years	Life of Fund
Return Before Taxes	7.94%	-9.67%	-0.44%
Return After Taxes on Distributions	7.94%	-9.67%	-0.44%
Return After Taxes on Distributions and Sale of Fund Shares	5.16%	-7.95%	-0.37%

Returns at Public Offering Price (POP) (Class C)
	One Year	Five Years	Life of Fund
Return Before Taxes	6.94%	-9.67%	-0.44%
Return After Taxes on Distributions	6.94%	-9.67%	-0.44%
Return After Taxes on Distributions and Sale of Fund Shares	4.51%	-7.95%	-0.37%

Class A of the Fund commenced investment operations on 9/25/97, and Class B and Class C of the Fund commenced investment operations on 9/29/97. Returns at Public Offering Price (POP) reflect the deduction of the maximum initial sales charge and applicable CDSC, while Returns at Net Asset Value (NAV) do not.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no distributions were paid during that period, or because the taxable portion of distributions made duringthe period was insignificant. Also, Return After Taxes on Distributions and Sale of Fund the period was insignificant. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of realized losses on the sale of Fund shares.

Past performance is no guarantee of future results. Returns are historical andare calculated by determining the percentage change in net asset value oroffering price (as applicable) with all distributions reinvested. Investment returnand principal value will fluctuate so that shares, when redeemed, may beworth more or less than their original cost. Performance is for the stated timeperiod only; due to market volatility, the Fund’s current performance may belower or higher than the quoted return. For performance as of the most recentmonth-end, please refer to www.eatonvance.com.

C-5

C-5

Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1 as of October 31, 2005 FUND EXPENSES

Example:As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2005 – October 31, 2005).

Actual Expenses:The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(5/1/05)	(10/31/05)	(5/1/05 – 10/31/05)

Actual
Class A	$1,000.00	$1,113.50	$ 7.67
Class B	$1,000.00	$1,107.60	$ 11.58
Class C	$1,000.00	$1,109.20	$ 11.64

Hypothetical
(5% return per year before
expenses)
Class A	$1,000.00	$1,017.90	$ 7.32
Class B	$1,000.00	$1,014.20	$ 11.07
Class C	$1,000.00	$1,014.20	$ 11.12

*	Expenses are equal to the Fund’s annualized expense ratio of 1.44% for Class A shares, 2.18% for Class B shares, and 2.19% for Class C shares multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on April 30, 2005. The Example reflects the expenses of both the Fund and the Portfolio.

C-6

EATON VANCE MUTUAL FUNDS TRUST Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1

The Eaton Vance Building 255 State Street Boston, Massachusetts 02109

STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2006

This Statement of Additional Information (“SAI”) relates specifically to the reorganization of Eaton Vance Tax-Managed Small-Cap Growth Fund 1.2 (“Small-Cap Growth Fund 1.2”) into Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1 (“Small-Cap Growth Fund 1.1”), whereby Small-Cap Growth Fund 1.2 will transfer substantially all of its assets to Small-Cap Growth Fund 1.1, and shareholders in Small-Cap Growth Fund 1.2 will receive shares of Small-Cap Growth Fund 1.1, in exchange for their shares of Small-Cap Growth Fund 1.2. This SAI consists of the information set forth herein and the following described documents, each of which is incorporated by reference herein (legally forms a part of the SAI):

(1)	The audited financial statements of (a) Small-Cap Growth Fund 1.2 included in the Annual Report to Shareholders of the Fund for the fiscal year ended October 31, 2005, previously filed on EDGAR, Accession Number 0001104659-06-001215 and (b) Small-Cap Growth Fund 1.1 included in the Annual Report to Shareholders of the Fund for the fiscal year ended October 31, 2005, previously filed on EDGAR, Accession Number 0001104659-06-001215.

(2)	The Statement of Additional Information of Small-Cap Growth Fund 1.1, dated May 30, 2005, previously filed on EDGAR, Accession Number 0000940394-05-000722.

(3)	The Statement of Additional Information of Small-Cap Growth Fund 1.2, dated May 30, 2005, previously filed on EDGAR, Accession Number 0000940394-05-000722.

This SAI is not a prospectus and should be read only in conjunction with the Prospectus and Information Statement dated March 1, 2006 relating to the above-referenced matter. A copy of the Prospectus and Information Statement may be obtained by calling Eaton Vance Distributors, Inc. at (800) 225-6265.

Pro Forma Financial Statements

The following pro forma combining financial statements are intended to show the financial condition and related results of operations resulting from the proposed merger of Eaton Vance Tax-Managed Small-Cap Growth Fund 1.2 with Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1 as if the merger occurred on the dates presented. Please see the accompanying notes for additional information about the pro forma financial statements.

Pro Forma Combining Statement of Assets and Liabilities (Unaudited) October 31, 2005

	Tax-Managed Small-Cap Growth Fund 1.1	Tax-Managed Small-Cap Growth Fund 1.2	Pro Forma Adjustments	Pro Forma Combined Fund

ASSETS

Investment in Portfolio, at cost	$77,989,625	$27,782,855		$105,772,480

Investment in Portfolio, at value	$90,793,664	$32,645,323		$123,438,987
Receivable for Fund shares sold	6,975	97,846		104,821

Total assets	$90,800,639	$32,743,169		$123,543,808

LIABILITIES
Payable for Fund shares redeemed	$240,416	$44,325		$284,741
Payable to affiliate for distribution and service fees	62,174	20,412		82,586
Payable to affiliate for Administration fee	---	4,190		4,190
Payable to affiliate for Trustees' fees	417	19		436
Other accrued expenses	79,257	42,024		121,281

Total liabilities	$382,264	$110,970		$493,234

NET ASSETS	$90,418,375	$32,632,199		$123,050,574

SOURCES OF NET ASSETS
Paid-in Capital	$209,111,860	$36,287,534		$245,399,394
Accumulated net realized loss from Portfolio
(computed on basis of identified cost)	(131,497,524)	(8,511,947)		(140,009,471)
Accumulated net investment loss	--	(5,856)		(5,856)
Net unrealized appreciation from Portfolio
(computed on basis of identified cost)	12,804,039	4,862,468		17,666,507

Total	$90,418,375	$32,632,199		$123,050,574

CLASS A SHARES

Net Assets	$24,855,338	$11,796,612		$36,651,950
Shares Outstanding	2,414,258	1,419,014	(273,712)	3,559,560
Net Asset Value and Redemption Price Per
Share (net assets divided by shares of
beneficial interest outstanding)	$10.30	$8.31		$10.30
Maximum Offering Price Per Share (100
divided by 94.25 of Net Asset Value)	$10.93	$8.82		$10.93

CLASS B SHARES

Net Assets	$47,222,026	$11,522,882		$58,744,908
Shares Outstanding	4,876,008	1,433,954	(243,574)	6,066,388
Net Asset Value and Redemption Price Per
Share (net assets divided by shares of
beneficial interest outstanding)	$9.68	$8.04		$9.68

CLASS C SHARES

Net Assets	$18,341,011	$9,312,705		$27,653,716

Shares Outstanding	1,900,989	1,159,808	(194,761)	2,866,036
Net Asset Value and Redemption Price Per
Share (net assets divided by shares of
beneficial interest outstanding)	$9.65	$8.03		$9.65

Pro Forma Combining Statement of Operations (Unaudited) For the year ended October 31, 2005

	Tax-Managed Small-Cap Growth Fund 1.1	Tax-Managed Small-Cap Growth Fund 1.2	Pro Forma Adjustments		Pro Forma Combined Fund

INVESTMENT INCOME
Investment Income:
Dividends allocated from Portfolio	$309,255	$103,051			$412,306
(net of foreign taxes, $5,202, $1,799, $0
and $7,001 respectively)
Interest allocated from Portfolio	108,542	36,875			145,417
Expenses allocated from Portfolio	(772,477)	(257,053)			(1,029,530)

Net investment loss from Portfolio	$(354,680)	$(117,127)	---		$(471,807)
Expenses:
Administration fee	$ ---	$52,015	($52,015)	Note 3a	$ ----
Trustees' fees and expenses	1,507	167	(167)	Note 3c	1,507
Distribution and service fees
Class A	67,986	31,317			99,303
Class B	556,813	119,004			675,817
Class C	214,268	102,497			316,765
Registration fees	58,488	47,093	(47,093)	Note 3c	58,488
Transfer & dividend
disbursing agent fees	314,695	78,598			393,293
Printing and postage	37,799	22,272	(10,932)	Note 3b	49,139
Legal and accounting services	20,889	17,046	(10,779)	Note 3b	27,156
Custodian fee	20,868	3,060			23,928
Miscellaneous	11,217	6,200	(2,835)	Note 3b	14,582

Total expenses	$1,304,530	$479,269	$(123,821)		$1,659,978
Net investment loss	$(1,659,210)	$(596,396)	$123,821		$(2,131,785)

REALIZED AND UNREALIZED GAIN (LOSS) FROM PORTFOLIO
Net realized gain (loss)
Investment transactions (identified cost basis)
	$15,697,406	$4,230,945		$19,928,351
Foreign currency transactions	(2,344)	(775)		(3,119)

Net realized gain	$15,695,062	$4,230,170		$19,925,232
Change in unrealized appreciation (depreciation)

Investment transactions (identified cost basis)
	$(5,158,066)	$(944,297)		$(6,102,363)
Foreign currency	(189)	125		(64)

Net change in unrealized appreciation (depreciation)	$(5,158,255)	$(944,172)		$(6,102,427)

Net realized and unrealized gain	$10,536,807	$3,285,998		$13,822,805
Net increase in net assets from operations	$8,877,597	$2,689,602	$123,821	$11,691,020

EATON VANCE TAX-MANAGED SMALL-CAP GROWTH FUND 1.2
PROPOSED MERGER WITH
EATON VANCE TAX-MANAGED SMALL-CAP GROWTH FUND 1.1

NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS (UNAUDITED)

1. Basis of Combination

Subject to the conditions specified in the proposed Agreement and Plan of Reorganization ("the Plan "), the Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1 ("Small-Cap Growth 1.1”) will acquire substantially all of the assets of the Eaton Vance Tax-Managed Small-Cap Growth Fund 1.2 (“Small-Cap Growth 1.2”) in exchange for shares of Small-Cap Growth 1.1. This merger will be accounted for by the method of accounting for tax-free mergers of investment companies. The pro forma combining Statement of Assets and Liabilities reflects the financial position of Small-Cap Growth 1.1 and Small-Cap Growth 1.2 at October 31, 2005 as though the merger occurred as of that date. The pro forma combining Statement of Operations reflects the results of operations of Small-Cap Growth 1.1 and Small-Cap Growth 1.2 for the year ended October 31, 2005 as though the merger occurred at the beginning of the period presented. Both the Statement of Assets and Liabilities and the Statement of Operations are presented for the information of the reader, and may not necessarily be representative of what the combined statements would have been had the acquisition occurred on October 31, 2005.

2. Capital/Shares

The number of additional shares was calculated by dividing the net assets of each of the classes of shares of Small-Cap Growth 1.2 at October 31, 2005 by the corresponding net asset value per share of Small-Cap Growth 1.1 classes of shares at October 31, 2005. The pro forma combined number of shares outstanding for Class A of 3,559,560 consists of 1,145,302 shares issuable to Small-Cap Growth 1.2 in the merger and 2,414,258 shares of Small-Cap Growth 1.1 Class A shares outstanding at October 31, 2005. The pro forma combined number of shares outstanding for Class B of 6,066,388 consists of 1,190,380 shares issuable to Small-Cap Growth 1.2 in the merger and 4,876,008 shares of Small-Cap Growth 1.1 Class B shares outstanding at October 31, 2005. The pro forma combined number of shares outstanding for Class C of 2,866,036 consists of 965,047 shares issuable to Small-Cap Growth 1.2 in the merger and 1,900,989 shares of Small-Cap Growth 1.1 Class C shares outstanding at October 31, 2005.

3. Pro Forma Combining Operating Expenses.

Certain expenses have been adjusted in the pro forma Statement of Operations to reflect the expenses of the combined entity more closely.

Pro forma operating expenses include the actual expenses of Small-Cap Growth 1.1 and Small-Cap Growth 1.2 adjusted for certain items which reflect management’s best estimates.

a)	No administration fee for Small-Cap Growth 1.1.

b)	Based on actual costs of survivor plus 30%.

c)	No additional expense for Trustees’ fees and expenses and registration fees as a result of the merger.

PART C
OTHER INFORMATION

Item 15. Indemnification

No change from the information set forth in Item 25 of Form N-1A filed as Post-Effective Amendment No. 111 to the Registration Statement under the Securities Act of 1933 (File No. 02-90946) and Amendment No. 114 to the Registration Statement under the Investment Company Act of 1940 (File No. 811-4015) (Accession No. 0000940394-05-001154) filed with the Commission on October 26, 2005 (the “Registrant’s N-1A”), which information is incorporated herewith by reference.

Registrant’s Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering insured by reason of negligent errors and omissions committed in their capacities as such.

Item 16. Exhibits

(1)	(a)	Amended and Restated Declaration of Trust of Eaton Vance Mutual Funds Trust dated
August 17, 1993 filed as Exhibit (1)(a) to Post-Effective Amendment No. 23 to Registrant’s
N-1A filed July 14, 1995 and incorporated herein by reference.

	(b)	Amendment to Declaration of Trust dated July 10, 1995 filed as Exhibit (1)(b) to Post-
Effective Amendment No. 23 to Registrant’s N-1A filed July 14, 1995 and incorporated herein by reference.

	(c)	Amendment dated June 23, 1997 to the Declaration of Trust filed as Exhibit (1)(b) to Post-
Effective Amendment No. 38 to Registrant’s N-1A filed October 30, 1997 and incorporated herein by reference.

	(d)	Amendment and Restatement of Establishment and Designation of Series of Shares of
Beneficial Interest, without Par Value, dated November 15, 2004 filed as Exhibit (a)(4) to
Post-Effective Amendment No. 98 to Registrant’s N-1A filed December 6, 2004 and incorporated herein by reference.

	(e)	Amendment and Establishment and Designation of Series of Shares of Beneficial Interest,
Without Par Value as amended effective March 1, 2005 filed as Exhibit (a)(5) to Post-
Effective Amendment No. 103 to Registrant’s N-1A filed March 1, 2005 and incorporated herein by reference.

	(f)	Amendment and Establishment and Designation of Series of Shares of Beneficial Interest,
Without Par Value as amended effective June 13, 2005 filed as Exhibit (a)(6) to Post-
Effective Amendment No. 108 to Registrant’s N-1A filed August 17, 2005 and incorporated herein by reference.

	(g)	Amendment and Establishment and Designation of Series of Shares of Beneficial Interest,
Without Par Value as amended effective August 8, 2005 filed as Exhibit (a)(5) to Post-
Effective Amendment No. 108 to Registrant’s N-1A filed August 17, 2005 and incorporated herein by reference.

(2)	(a)	By-Laws as amended November 3, 1986 filed as Exhibit (2)(a) to Post-Effective Amendment
No. 23 to Registrant’s N-1A filed July 14, 1995 and incorporated herein by reference.

	(b)	Amendment to By-Laws dated December 13, 1993 filed as Exhibit (2)(b) to Post-Effective
Amendment No. 23 to Registrant’s N-1A filed July 14, 1995 and incorporated herein by reference.

	(c)	Amendment to By-Laws dated June 18, 2002 filed as Exhibit (b)(3) to Post-Effective
Amendment No. 87 to Registrant’s N-1A filed September 13, 2002 and incorporated herein by reference.

	(d)	Amendment to By-Laws dated February 7, 2005 filed as Exhibit (b)(4) to Post-Effective
Amendment No. 103 to Registrant’s N-1A filed March 1, 2005 and incorporated herein by reference.

(3)		Not applicable.

(4)		Form of Agreement and Plan of Reorganization by and between Eaton Vance Mutual Funds
Trust, on behalf of its series Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1 and
Eaton Vance Tax-Managed Small-Cap Growth Fund 1.2 filed herewith.

(5)		Not applicable.

(6)	(a)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax Free
Reserves dated August 15, 1995 filed as Exhibit (5)(b) to Post-Effective Amendment No. 25 to Registrant’s N-1A filed August 17, 1995 and incorporated herein by reference.

	(b)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-
Managed Emerging Growth Fund dated September 16, 1997 filed as Exhibit (5)(c) to Post-
Effective Amendment No. 37 to Registrant’s N-1A filed October 17, 1997 and incorporated herein by reference.

	(c)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Municipal
Bond Fund dated October 17, 1997 filed as Exhibit (5)(d) to Post-Effective Amendment No.
37 to Registrant’s N-1A filed October 17, 1997 and incorporated herein by reference.

	(d)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance
International Growth Fund dated June 18, 2001 filed as Exhibit (d)(6) to Post-Effective
Amendment No. 76 to Registrant’s N-1A filed June 21, 2001 and incorporated herein by reference.

	(e)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Equity
Research Fund dated August 13, 2001 filed as Exhibit (d)(7) to Post-Effective Amendment
No. 78 to Registrant’s N-1A filed August 17, 2001 and incorporated herein by reference.

	(f)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-
Managed Equity Asset Allocation Fund dated December 10, 2001 filed as Exhibit (d)(6) to
Post-Effective Amendment No. 80 to Registrant’s N-1A filed December 14, 2001 and incorporated herein by reference.

	(g)(1)	Investment Advisory and Administrative Agreement with Eaton Vance Management for
Eaton Vance Low Duration Fund dated June 18, 2002 filed as Exhibit (d)(7) to Post-Effective
Amendment No. 83 to Registrant’s N-1A filed June 26, 2002 and incorporated herein by reference.

	(2)	Fee Waiver Agreement between Eaton Vance Mutual Funds Trust on behalf of Eaton Vance
Low Duration Fund and Eaton Vance Management filed as Exhibit (d)(7)(b) to Post-Effective
Amendment No. 95 to Registrant’s N-1A filed April 28, 2004 and incorporated herein by reference.

	(3)	Amendment to Fee Waiver Agreement between on behalf of Eaton Vance Low Duration
Fund dated June 14, 2004 filed as Exhibit (7)(c) to Post-Effective Amendment No. 103 to
Registrant’s N-1A filed March 1, 2005 and incorporated herein by reference.

	(h)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-
Managed Dividend Income Fund dated February 10, 2003 filed as Exhibit (d)(8) to Post-
Effective Amendment No. 85 to Registrant’s N-1A filed February 26, 2003 and incorporated herein by reference.

	(i)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-
Managed Emerging Markets Fund dated August 11, 2003 filed as Exhibit (d)(9) to Post-
Effective Amendment No. 91 to Registrant’s N-1A filed August 11, 2003 and incorporated herein by reference.

	(j)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Diversified
Income Fund dated November 15, 2004 filed as Exhibit (d)(10) to Post-Effective Amendment
No. 98 to Registrant’s N-1A filed December 6, 2004 and incorporated herein by reference.

	(k)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Dividend
Income Fund dated August 8, 2005 filed as Exhibit (d)(11) to Post-Effective Amendment No.
98 to Registrant’s N-1A filed December 4, 2004 and incorporated herein by reference.

(7)	(a)	Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance
Cash Management Fund, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as Exhibit (6)(a)(4) to Post-Effective Amendment No. 34 to Registrant’s N-1A filed
April 21, 1997 and incorporated herein by reference.

	(b)	Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance
Money Market Fund, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as
Exhibit (6)(a)(6) to Post-Effective Amendment No. 34 to Registrant’s N-1A filed April 21,
1997 and incorporated herein by reference.

	(c)	Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance
Tax Free Reserves, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as
Exhibit (6)(a)(7) to Post-Effective Amendment No. 34 to Registrant’s N-1A filed April 21,
1997 and incorporated herein by reference.

(d)(1)	Amended and Restated Distribution Agreement effective June 16, 2003 between Eaton Vance
Mutual Funds Trust and Eaton Vance Distributors, Inc. with attached Schedule A filed as
Exhibit (e)(4) to Post-Effective Amendment No. 89 to Registrant’s N-1A filed June 9, 2003 and incorporated herein by reference.

(2)	Amended Schedule A to the Amended and Restated Distribution Agreement filed as Exhibit
(e)(4)(b) to Post-Effective Amendment No. 108 to Registrant’s N-1A filed August 17, 2005 and incorporated herein by reference.

(e)	Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers
filed as Exhibit (6)(b) to the Post-Effective Amendment No. 61 filed December 28, 1995 to the Registration Statement of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) and
incorporated herein by reference.

(8)	The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its Independent
Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671
(November 1, 1994).

(9)(a)	Custodian Agreement with Investors Bank & Trust Company dated October 15, 1992 filed as
Exhibit (8) to Post-Effective Amendment No. 23 to Registrant’s N-1A filed July 14, 1995 and incorporated herein by reference.

(b)	Amendment to Custodian Agreement with Investors Bank & Trust Company dated October
23, 1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 27 to Registrant’s N-1A
filed February 27, 1996 and incorporated herein by reference.

(c)	Amendment to Master Custodian Agreement with Investors Bank & Trust Company dated
December 21, 1998 filed as Exhibit (g)(3) to the Registration Statement of Eaton Vance
Municipals Trust (File Nos. 33-572, 811-4409) filed January 25, 1999 (Accession No.
0000950156-99-0000050) and incorporated herein by reference.

(d)	Extension Agreement dated August 31, 2000 to Master Custodian Agreement with Investors
Bank & Trust Company filed as Exhibit (g)(4) to Post-Effective Amendment No. 85 of Eaton
Vance Municipals Trust (File Nos. 33-572, 811-4409) filed January 23, 2001 (Accession No.
0000940394-01-500027) and incorporated herein by reference .

(e)	Delegation Agreement dated December 11, 2000 with Investors Bank & Trust Company filed as Exhibit (j)(e) to the Eaton Vance Prime Rate Reserves N-2, File No. 333-32276, 811-
05808, Amendment No. 5, filed April 3, 2001 (Accession No. 0000940394-01-500125) and incorporated herein by reference.

(10)(a)(1)	Distribution Plan for Eaton Vance Money Market Fund pursuant to Rule 12b-1 under the
Investment Company Act of 1940 dated June 19, 1995 filed as Exhibit (15)(h) to Post-
Effective Amendment No. 25 to Registrant’s N-1A filed August 17, 1995 and incorporated herein by reference.

(2)	Amendment to Distribution Plan for Eaton Vance Mutual Funds Trust on behalf of Eaton
Vance Money Market Fund adopted June 24, 1996 filed as Exhibit (15)(h)(1) to Post-
Effective Amendment No. 34 to Registrant’s N-1A filed April 21, 1997 and incorporated herein by reference.

(b)(1)	Eaton Vance Mutual Funds Trust Class A Service Plan adopted June 23, 1997 filed as
Exhibit (15)(i) to Post-Effective Amendment No. 38 to Registrant’s N-1A filed October 30,
1997 and incorporated herein by reference.

(2)	Schedule A to Class A Service Plan filed as Exhibit (m)(2)(b) to Post-Effective Amendment
No. 108 to Registrant’s N-1A filed August 17, 2005 and incorporated herein by reference.

(c)(1)	Eaton Vance Mutual Funds Trust Class B Distribution Plan adopted June 23, 1997 filed as
Exhibit (15)(j) to Post-Effective Amendment No. 38 to Registrant’s N-1A filed October 30,
1997 and incorporated herein by reference.

(2)	Schedule A to Class B Distribution Plan filed as Exhibit (m)(3)(b) to Post-Effective
Amendment No. 108 to Registrant’s N-1A filed August 17, 2005 and incorporated herein by reference.

(d)(1)	Eaton Vance Mutual Funds Trust Class C Distribution Plan adopted June 23, 1997 filed as
Exhibit (15)(k) to Post-Effective Amendment No. 38 to Registrant’s N-1A filed October 30,
1997 and incorporated herein by reference.

(2)	Schedule A to Class C Distribution Plan filed as Exhibit (m)(4)(b) to Post-Effective
Amendment No. 108 to Registrant’s N-1A filed August 17, 2005 and incorporated herein by reference.

(e)	Eaton Vance Mutual Funds Trust Class C Distribution Plan for Eaton Vance Low Duration
Fund adopted June 18, 2002 filed as Exhibit (m)(5)(a) to Post-Effective Amendment No. 83
to Registrant’s N-1A filed June 26, 2002 and incorporated herein by reference.

(f)	Eaton Vance Mutual Funds Trust Class D Distribution Plan adopted December 11, 2000 with attached Schedules (A and A-1) filed as Exhibit (6)(a) to Post-Effective Amendment No. 71 to Registrant’s N-1A filed January 12, 2001 and incorporated herein by reference.

(g)	Eaton Vance Mutual Funds Trust Class R Distribution Plan adopted June 16, 2003 with attached Schedule A filed as Exhibit (m)(7) to Post-Effective Amendment No. 89 to
Registrant’s N-1A filed July 9, 2003 and incorporated herein by reference.

(h)(1)	Amended and Restated Multiple Class Plan dated February 9, 2004 filed as Exhibit (o)(1) to
Post-Effective Amendment No. 94 to Registrant’s N-1A filed February 26, 2004 and incorporated herein by reference.

(2)	Schedule A effective August 8, 2005 to Amended and Restated Multiple Class Plan filed as
Exhibit (n)(2) to Post-Effective Amendment No. 108 to Registrant’s N-1A filed August 17,
2005 and incorporated herein by reference.

(11)	Opinion and Consent of Counsel as to legality of securities being issued filed herewith.

(12)	Tax Opinion of Kirkpatrick & Lockhart Nicholson Graham LLP to be filed by amendment.

(13)(a)(1)	Amended Administrative Services Agreement between Eaton Vance Mutual Funds Trust
(on behalf of certain of its series) and Eaton Vance Management dated July 31, 1995 with attached schedules (inccluding Amended Schedule A dated May 7, 1996) filed as Exhibit
(9)(a) to Post-Effective Amendment No. 24 to Registrant’s N-1A filed August 16, 1995 and incorporated herein by reference.

(2)	Amendment to Schedule A dated June 23, 1997 to the Amended Administrative Services
Agreement dated July 31, 1995 filed as Exhibit (9)(a)(1) to Post-Effective Amendment No.
38 to Registrant’s N-1A filed October 30, 1997 and incorporated herein by reference.

(3)	Schedule A-1 effective March 2, 1998 to the Amended Administrative Services Agreement
filed as Exhibit (h)(1)(c) to Post-Effective Amendment No. 98 to Registrant’s N-1A filed
December 6, 2004 and incorporated herein by reference.

(4)	Schedule A-1 effective June 22, 1998 to the Amended Administrative Services Agreement
filed as Exhibit (h)(1)(d) to Post-Effective Amendment No. 98 to Registrant’s N-1A filed
December 6, 2004 and incorporated herein by reference.

(5)	Schedule A-1 effective November 15, 2004 to the Amended Administrative Services
Agreement filed as Exhibit (h)(1)(e) to Post-Effective Amendment No. 98 to Registrant’s N-
1A filed December 6, 2004 and incorporated herein by reference.

(b)(1)	Administrative Services Agreement between Eaton Vance Mutual Funds Trust (on behalf of certain of its series) and Eaton Vance Management dated August 16, 1999 filed as Exhibit
(h)(2) to Post-Effective Amendment No. 54 to Registrant’s N-1A filed August 26, 1999 and incorporated herein by reference.

(2)	Schedule A to the Administrative Services Agreement filed as Exhibit (h)(2)(b) to Post-
Effective Amendment No. 108 to Registrant’s N-1A filed August 17, 2005 and incorporated herein by reference.

(c)	Transfer Agency Agreement dated August 1, 2005 filed as Exhibit (h)(3) to Post-Effective
Amendment No. 109 to Registrant’s N-1A filed August 25, 2005 and incorporated herein by reference.

(d)	Sub-Transfer Agency Services Agreement effective August 1, 2005 between PFPC Inc. and
Eaton Vance Management filed as Exhibit (h)(4) to Post-Effective Amendment No. 109 filed
August 25, 2005 and incorporated herein by reference.

(14)(a)	Consent of Deloitte & Touche LLP regarding financial statements of Registrant on behalf of
Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1 filed herewith.

(b)	Consent of Deloitte & Touche LLP regarding financial statements of Registrant on behalf of
Eaton Vance Tax-Managed Small-Cap Growth Fund 1.2 filed herewith.

(15)	Not Applicable.

(16)	Not Applicable.

Item 17. Undertakings.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of
1933 (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1)
above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file by post-effective amendment, an opinion of counsel or a copy of a ruling of the Internal Revenue Service supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion or ruling.

SIGNATURES

     As required by the Securities Act of 1933, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts on the 30th day of January, 2006.

EATON VANCE MUTUAL FUNDS TRUST

THOMAS E. FAUST JR.*
Thomas E. Faust Jr., President

     Pursuant to the requirements of Section 6(a) of the Securities Act of 1933, this Registration Statement has been signed below by the Registrant’s Principal Executive Officer, Principal Financial and Accounting Officer and a majority of its Trustees on the date indicated:

Signatures	Title	Date

Thomas E. Faust Jr.*	President (Chief Executive Officer)	January 30, 2006
Thomas E. Faust

/s/ Barbara E. Campbell	Treasurer (and Principal Financial	January 30, 2006
Barbara E. Campbell	and Accounting Officer)

Benjamin C. Esty*	Trustee	January 30, 2006
Benjamin C. Esty

James B. Hawkes*	Trustee	January 30, 2006
James B. Hawkes

Samuel L. Hayes, III*	Trustee	January 30, 2006
Samuel L. Hayes, III

William H. Park*	Trustee	January 30, 2006
William H. Park

Ronald A. Pearlman*	Trustee	January 30, 2006
Ronald A. Pearlman

Norton H. Reamer*	Trustee	January 30, 2006
Norton H. Reamer

Lynn A. Stout*	Trustee	January 30, 2006
Lynn A. Stout

Ralph F. Verni*	Trustee	January 30, 2006
Ralph F. Verni

* /s/ Alan R. Dynner
Alan R. Dynner (As Attorney-in-fact)

EXHIBIT INDEX

The following exhibits are filed as a part of this Registration Statement:

Exhibit
Number Description

(4)	Form Agreement and Plan of Reorganization

(11)	Opinion and Consent of Counsel as to legality of securities being issued

(14)(a)	Consent of Deloitte & Touche LLP regarding financial statements of
Registrant on behalf of Eaton Vance Tax-Managed Small-Cap Growth
Fund 1.1

(b)	Consent of Deloitte & Touche LLP regarding financial statements of
Registrant on behalf of Eaton Vance Tax-Managed Small-Cap Growth
Fund 1.2